UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Institutional Class

LSBDX

Loomis Sayles Income Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$32	0.64%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$4,314,063,952
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)753
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,482,882

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Short-Term Investments	3.7%
Finance Companies	3.3%
Life Insurance	3.4%
Sovereigns	3.6%
Equity-Linked Notes	4.0%
Banking	4.6%
Cable Satellite	4.9%
ABS Other	5.6%
Technology	7.9%
Treasuries	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.8
US Treasury	11.2
Not ratedFootnote Reference^	18.4
CC	0.3
CCC	1.2
B	6.5
BB	13.5
BBB	37.2
A	8.0
AA	1.4
AAA	1.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSBDX

Semi-annual Shareholder Report

June 30, 2026

Loomis Sayles Income Fund

M-LSTB88I-0626

Retail Class

LSBRX

Loomis Sayles Income Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$44	0.89%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$4,314,063,952
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)753
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,482,882

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Short-Term Investments	3.7%
Finance Companies	3.3%
Life Insurance	3.4%
Sovereigns	3.6%
Equity-Linked Notes	4.0%
Banking	4.6%
Cable Satellite	4.9%
ABS Other	5.6%
Technology	7.9%
Treasuries	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.8
US Treasury	11.2
Not ratedFootnote Reference^	18.4
CC	0.3
CCC	1.2
B	6.5
BB	13.5
BBB	37.2
A	8.0
AA	1.4
AAA	1.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LSBRX

Semi-annual Shareholder Report

June 30, 2026

Loomis Sayles Income Fund

M-LSTB88R-0626

Admin Class

LBFAX

Loomis Sayles Income Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$55	1.10%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$4,314,063,952
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)753
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,482,882

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Short-Term Investments	3.7%
Finance Companies	3.3%
Life Insurance	3.4%
Sovereigns	3.6%
Equity-Linked Notes	4.0%
Banking	4.6%
Cable Satellite	4.9%
ABS Other	5.6%
Technology	7.9%
Treasuries	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.8
US Treasury	11.2
Not ratedFootnote Reference^	18.4
CC	0.3
CCC	1.2
B	6.5
BB	13.5
BBB	37.2
A	8.0
AA	1.4
AAA	1.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

LBFAX

Semi-annual Shareholder Report

June 30, 2026

Loomis Sayles Income Fund

M-LSTB88AD-0626

Class N

LSBNX

Loomis Sayles Income Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$29	0.59%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$4,314,063,952
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)753
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,482,882

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Short-Term Investments	3.7%
Finance Companies	3.3%
Life Insurance	3.4%
Sovereigns	3.6%
Equity-Linked Notes	4.0%
Banking	4.6%
Cable Satellite	4.9%
ABS Other	5.6%
Technology	7.9%
Treasuries	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.8
US Treasury	11.2
Not ratedFootnote Reference^	18.4
CC	0.3
CCC	1.2
B	6.5
BB	13.5
BBB	37.2
A	8.0
AA	1.4
AAA	1.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSBNX

Semi-annual Shareholder Report

June 30, 2026

Loomis Sayles Income Fund

M-LSTB88N-0626

Institutional Class

LSIGX

Loomis Sayles Investment Grade Fixed Income Fund

Semi-annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Fixed Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$26	0.53%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$178,074,733
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)649
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$293,519

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.1%
Cable Satellite	3.0%
Midstream	3.0%
ABS Car Loan	4.8%
Banking	6.2%
Collateralized Loan Obligations	6.3%
Technology	8.0%
ABS Other	8.0%
Treasuries	16.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	1.6
US Treasury	14.0
Not ratedFootnote Reference^	20.1
CC	0.1
CCC	0.2
B	2.7
BB	5.6
BBB	41.5
A	9.3
AA	2.4
AAA	3.3
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSIGX

Semi-annual Shareholder Report

June 30, 2026

Loomis Sayles Investment Grade Fixed Income Fund

M-LSTIG88I-0626

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
June 30, 2026

Loomis Sayles Income Fund
Loomis Sayles Investment Grade Fixed Income Fund

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 82.2% of Net Assets

Non-Convertible Bonds — 81.3%
	ABS Car Loan — 2.3%
$2,030,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	$2,043,405
2,045,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	2,063,567
800,000	AutoNation Finance Trust, Series 2026-2A, Class D, 5.750%, 5/15/2034(a)	805,211
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028(a)	3,433,391
1,155,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	1,161,800
1,320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	1,374,841
765,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	784,864
7,005,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	7,115,439
175,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	177,183
400,000	CarMax Select Receivables Trust, Series 2026-B, Class D, 5.800%, 10/15/2032	402,096
900,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	914,421
2,420,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	2,424,137
3,391,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,420,599
2,245,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	2,299,537
1,930,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	1,933,282
2,000,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	1,995,462
3,820,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	3,861,241
2,875,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	2,880,983
1,975,000	Exeter Automobile Receivables Trust, Series 2026-3A, Class D, 5.440%, 10/15/2032	1,980,019
3,439,534	FHF Issuer Trust, Series 2025-1A, Class A2, 4.920%, 2/15/2031(a)	3,439,135
7,076,902	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	7,098,140
1,900,000	FHF Issuer Trust, Series 2026-1A, Class A2, 5.410%, 9/16/2030(a)	1,907,454
1,370,000	FHF Issuer Trust, Series 2026-1A, Class B, 5.770%, 2/17/2032(a)	1,371,504
2,820,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,853,570
2,700,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	2,670,024
150,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	149,802
2,915,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	2,948,339
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$2,225,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	$2,261,759
215,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.430%, 1/15/2031(a)	220,634
775,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	788,661
375,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	374,292
525,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	527,597
160,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.150%, 6/16/2031(a)	162,813
450,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	450,376
375,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	374,086
454,698	Lendbuzz Securitization Trust, Series 2026-1A, Class B, 5.160%, 12/16/2030(a)	452,666
572,919	Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.740%, 9/15/2031(a)	567,632
6,528,276	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	6,571,364
3,110,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.609%, 12/20/2030(a)(b)	3,132,314
755,000	Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class D, 5.247%, 7/17/2034(a)	757,066
7,605,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	7,722,088
505,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	509,227
310,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	313,451
795,000	Veros Auto Receivables Trust, Series 2026-1, Class D, 5.660%, 7/15/2031(a)	792,442
430,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	446,434
6,320,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	6,460,432
1,615,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	1,635,938
		98,030,718
	ABS Credit Card — 0.6%
9,695,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	9,725,145
2,605,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B, 6.160%, 12/22/2031(a)	2,615,972
4,875,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C, 8.290%, 12/22/2031(a)	4,838,808
4,730,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	4,739,417
3,905,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	3,915,302
130,000	Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.340%, 7/15/2032(a)	129,720
		25,964,364
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — 2.1%
$3,805,000	Arixa Mortgage Trust, Series 2026-RTL1, Class A1, 6.051%, 5/25/2031(a)(b)	$3,806,909
2,446,566	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	2,370,504
2,955,000	Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1, 6.014%, 5/25/2031(a)(b)	2,969,775
6,387,345	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	6,372,356
3,660,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	3,651,664
2,715,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053(a)	2,406,312
2,280,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054(a)	2,034,690
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	2,891,955
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	7,957,632
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	5,233,955
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	3,097,363
1,186,508	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	1,069,640
4,133,112	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	4,135,976
1,409,275	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.650%, 11/25/2060(a)(b)	1,410,503
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	1,576,317
1,436,644	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	1,436,512
2,549,211	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	2,357,803
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	3,527,173
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	922,928
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	4,975,905
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	1,356,581
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,605,613
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	1,107,891
1,606,349	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	1,607,334
2,652,103	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	2,636,504
3,090,224	PRPM LLC, Series 2026-1, Class A1, 5.185%, 2/25/2031(a)(b)	3,051,086
3,141,656	PRPM LLC, Series 2026-2, Class A1, 5.089%, 2/25/2031(a)(b)	3,097,102
553,468	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	553,856
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$149,019	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	$147,839
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	1,043,435
7,725,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	7,734,122
425,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A1, 4.964%, 2/25/2041(a)(b)	420,088
570,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A2, 5.315%, 2/25/2041(a)(b)	563,385
		89,130,708
	ABS Other — 5.5%
5,244,300	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	5,274,286
4,267,595	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	4,280,805
15,290,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	15,256,117
721,314	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	703,673
1,017,459	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,037,317
380,806	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	385,942
2,554,057	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	2,506,399
686,855	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	676,347
3,695,929	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	3,648,583
9,412,785	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	9,293,299
2,497,637	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	2,436,770
4,325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	4,330,266
860,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	861,722
2,265,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	2,160,903
2,275,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	2,230,039
636,800	Driven Brands Funding LLC, Series 2025-1A, Class A2, 5.296%, 10/20/2055(a)	616,132
208,151	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	199,426
2,650,241	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	2,233,219
904,860	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	931,398
435,930	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	441,926
3,863,391	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	3,855,081
2,745,041	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	2,745,749
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$2,330,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class A, 5.632%, 6/15/2051(a)	$2,334,043
1,085,000	FTAI MRE Cayman Ltd., Series 2026-1A, Class B, 6.417%, 6/15/2051(a)	1,087,229
7,230,707	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	7,214,409
1,179,492	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	1,181,811
3,285,000	Goto Foods Funding LLC, Series 2026-1A, Class A2, 6.854%, 4/30/2056(a)	3,284,448
154,322	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	157,157
136,407	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	140,779
343,000	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	346,690
665,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	667,754
1,151,213	Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.970%, 8/25/2049(a)	1,071,606
9,050,000	Jack in the Box Funding LLC, Series 2026-1A, Class A2, 7.624%, 5/25/2056(a)	9,082,363
968,828	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	974,922
3,665,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	3,671,906
2,025,000	Kapitus Asset Securitization VI LLC, Series 2026-1A, Class A, 5.360%, 5/10/2033(a)	2,016,803
755,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.219%, 2/25/2056(a)	750,001
4,160,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class A2, 5.834%, 6/25/2058(a)	4,206,055
1,340,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class B, 6.224%, 6/25/2058(a)	1,360,621
622,191	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	665,001
4,995,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	4,988,087
2,208,405	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	2,143,311
815,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	823,831
123,033	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	123,150
3,750,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	3,801,223
450,825	Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.100%, 6/20/2053(a)	444,966
3,119,803	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039(a)	2,969,713
1,345,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	1,353,206
2,280,000	Octane Receivables Trust, Series 2025-1A, Class D, 5.400%, 12/22/2031(a)	2,257,663
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	5,067,062
2,756,222	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	2,733,633
6,265,831	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	6,204,081
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$1,259,211	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	$1,274,477
2,977,538	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	2,953,225
2,790,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	2,671,030
675,000	QTS Issuer ABS II LLC, Series 2026-1A, Class B, 6.729%, 1/05/2056(a)	675,667
1,350,000	QTS Issuer ABS II LLC, Series 2026-6A, Class A21, 5.340%, 7/05/2056(a)	1,351,727
6,770,000	QTS Issuer ABS II LLC, Series 2026-6A, Class B, 7.142%, 7/05/2056(a)(c)	6,769,737
1,790,000	Regional Management Issuance Trust, Series 2025-2, Class D, 6.010%, 11/16/2037(a)	1,787,933
3,270,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	3,276,660
1,115,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	1,119,913
3,290,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	3,319,286
705,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	710,498
700,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	712,216
1,755,000	SCF Equipment Leasing LLC, Series 2025-2A, Class E, 6.210%, 6/20/2036(a)	1,718,450
2,805,000	Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.380%, 5/20/2056(a)	2,825,137
5,321,662	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	5,391,443
10,950,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	10,765,108
5,665,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	5,694,353
585,253	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class C, 4.980%, 8/22/2044(a)	576,309
452,682	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class D, 6.540%, 8/22/2044(a)	447,027
6,087,544	Sprite Ltd., Series 2026-1, Class C, 9.413%, 3/15/2041(a)	5,984,451
352,989	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	361,929
1,944,357	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	1,931,984
664,780	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	614,942
1,818,817	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	930,967
5,270,945	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	4,583,307
637,559	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	582,495
1,634,742	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,613,675
6,388,129	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	6,345,552
10,240,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.029%, 11/15/2027(a)(b)	10,276,321
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$1,675,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	$1,671,491
1,890,000	Trafigura Securitisation Finance PLC, Series 2026-1A, Class A, 5.120%, 12/15/2029(a)	1,893,502
1,095,000	Trafigura Securitisation Finance PLC, Series 2026-1A, Class B, 6.190%, 12/15/2029(a)	1,095,846
2,598,996	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	2,537,496
2,073,706	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	2,079,597
3,258,033	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	3,055,334
111,929	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	113,372
		238,941,380
	ABS Residential Mortgage — 1.4%
2,270,342	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	2,271,310
4,590,019	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	4,538,721
3,754,002	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(a)(b)	3,759,616
2,676,546	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	2,678,844
6,896,197	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	6,901,878
802,848	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A1, 5.180%, 1/25/2056(a)(b)	796,122
3,979,685	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.074%, 2/25/2056(a)(b)	3,948,568
4,277,155	Pretium Mortgage Credit Partners LLC, Series 2026-NPL4, Class A1, 5.510%, 4/25/2056(a)(b)	4,265,725
3,403,548	Pretium Mortgage Credit Partners LLC, Series 2026-NPL6, Class A1, 5.693%, 5/25/2056(a)(b)	3,400,517
7,400,672	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	7,400,441
6,735,946	RCO IX Mortgage LLC, Series 2026-2, Class A1, 5.765%, 5/25/2031(a)(b)	6,724,318
1,919,369	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	1,921,021
6,229,689	RCO X Mortgage LLC, Series 2026-1, Class A1, 5.536%, 3/25/2031(a)(b)	6,218,512
5,199,043	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	5,201,687
2,622,895	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	2,603,006
		62,630,286
	ABS Student Loan — 0.7%
1,381,581	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	1,402,205
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$905,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	$912,269
1,295,680	College Avenue Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055(a)	1,198,022
417,099	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046(a)(b)	336,891
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,853,478
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	4,197,183
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062(a)	2,924,694
2,345,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	2,100,101
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062(a)	1,845,988
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062(a)	751,705
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	5,143,604
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051(a)	6,224,361
		28,890,501
	ABS Whole Business — 0.4%
9,470,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	9,542,310
2,125,500	Focus Brands Funding LLC, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	2,205,297
3,384,700	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,245,111
766,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	715,431
		15,708,149
	Aerospace & Defense — 1.4%
1,750,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	1,784,932
935,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	958,345
28,038,000	Boeing Co., 5.805%, 5/01/2050	27,700,582
555,000	Boeing Co., 5.930%, 5/01/2060	545,940
2,960,000	Boeing Co., 6.528%, 5/01/2034	3,220,225
18,119,000	Boeing Co., 6.858%, 5/01/2054	20,363,439
3,805,000	Boeing Co., 7.008%, 5/01/2064	4,327,210
1,783,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	1,755,775
97,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	97,953
93,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	95,576
		60,849,977
	Apartment REITs — 0.1%
2,725,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	2,637,530
	Automotive — 0.3%
3,345,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	3,316,987
3,455,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	3,526,967
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$5,090,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	$5,007,567
3,490,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	3,512,057
		15,363,578
	Banking — 4.1%
2,930,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	2,958,442
4,575,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	4,453,521
2,401,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	2,344,219
4,943,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	4,815,070
4,068,000	Intesa Sanpaolo SpA, (fixed rate to 6/29/2036, variable rate thereafter), 6.005%, 6/29/2037(a)	4,095,153
16,035,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(d)	16,420,016
31,330,000,000	JPMorgan Chase Bank NA, EMTN, 11.000%, 11/26/2027, (UZS)(a)	2,607,698
551,000	Morgan Stanley, (fixed rate to 1/18/2034, variable rate thereafter), 5.466%, 1/18/2035	559,365
23,923,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	23,314,882
27,004,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	27,783,656
2,533,000	Morgan Stanley, (fixed rate to 11/01/2033, variable rate thereafter), 6.627%, 11/01/2034	2,748,724
10,510,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	10,359,940
4,881,000	Societe Generale SA, (fixed rate to 8/08/2033, variable rate thereafter), 5.400%, 8/08/2034(a)	4,848,799
92,000	Synchrony Financial, 7.250%, 2/02/2033	95,902
497,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	484,499
2,795,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	2,794,275
1,858,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	1,866,661
6,436,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	6,564,128
8,805,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	9,039,295
510,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	468,055
7,185,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(d)	7,247,890
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	22,519,605
5,442,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	5,312,916
12,410,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	12,107,337
		175,810,048
	Brokerage — 1.0%
5,235,000	BGC Group, Inc., 6.150%, 4/02/2030	5,341,848
Principal Amount (‡)	Description	Value (†)

	Brokerage — continued
$5,315,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	$5,203,624
2,275,000	Citadel LP, 6.000%, 1/23/2030(a)	2,339,055
1,725,000	Citadel LP, 6.375%, 1/23/2032(a)	1,795,792
6,584,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	6,770,766
95,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	98,226
11,745,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	12,021,099
5,731,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	5,851,669
4,650,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	4,657,952
		44,080,031
	Building Materials — 1.8%
3,325,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	3,373,970
6,539,000	Amrize Finance U.S. LLC, 7.125%, 7/15/2036	7,405,565
23,309,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	21,969,161
2,610,000	Core & Main LP, 6.000%, 7/01/2034(a)	2,622,275
3,685,000	CRH America Finance, Inc., 5.000%, 2/09/2036	3,604,064
9,349,000	Eagle Materials, Inc., 5.000%, 3/15/2036	9,042,244
5,495,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	5,520,854
7,820,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	7,884,843
14,080,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	14,378,172
		75,801,148
	Cable Satellite — 4.8%
264,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	260,693
18,325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	10,835,769
2,105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	2,101,558
4,875,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	4,976,666
2,430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	2,493,219
950,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	564,494
815,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	481,559
46,092,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	10,716,390
1,665,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	387,113
19,355,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	12,132,682
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	322,306
6,213,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	6,323,237
100,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	101,652
6,604,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	6,853,004
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	26,317,110
10,570,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	10,239,688
41,025,000	EchoStar Corp., 10.750%, 11/30/2029	44,332,417
12,146,821	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(e)	12,348,470
40,096,000	Space Exploration Technologies Corp., 5.875%, 7/15/2036(a)	39,573,331
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$15,088,000	Space Exploration Technologies Corp., 6.650%, 7/15/2056(a)	$14,556,983
970,000	Time Warner Cable LLC, 6.550%, 5/01/2037	961,539
		206,879,880
	Chemicals — 0.2%
4,917,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(a)	4,728,581
147,000	Ashland, Inc., 3.375%, 9/01/2031(a)	136,803
1,106,000	Chemours Co., 5.750%, 11/15/2028(a)	1,105,106
4,780,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	4,750,276
		10,720,766
	Collateralized Mortgage Obligations — 0.0%
2,290,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	2,288,842
	Construction Machinery — 0.5%
106,000	United Rentals North America, Inc., 3.750%, 1/15/2032	98,235
104,000	United Rentals North America, Inc., 3.875%, 2/15/2031	98,264
8,856,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	8,722,384
11,225,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	11,507,677
		20,426,560
	Consumer Cyclical Services — 0.2%
4,808,000	Expedia Group, Inc., 5.400%, 2/15/2035	4,758,864
5,725,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	5,390,170
63,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	63,347
		10,212,381
	Diversified Manufacturing — 0.2%
2,880,000	Esab Corp., 5.625%, 4/01/2031(a)	2,883,125
96,000	Esab Corp., 6.250%, 4/15/2029(a)	97,404
1,035,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	1,038,415
2,967,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	2,774,280
753,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	732,385
		7,525,609
	Electric — 1.3%
26,058,495	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	25,254,730
1,859,000	Dominion Energy, Inc., (fixed rate to 9/16/2031, variable rate thereafter), 6.150%, 12/15/2056	1,864,644
5,884,000	DTE Energy Co., Series C, (fixed rate to 4/01/2033, variable rate thereafter), 6.200%, 7/01/2058	5,933,378
7,160,000	Duke Energy Corp., 5.450%, 6/15/2034	7,312,876
1,267,000	NextEra Energy Capital Holdings, Inc., Series AA, (fixed rate to 7/04/2031, variable rate thereafter), 6.000%, 10/01/2056	1,266,371
2,183,000	Vistra Operations Co. LLC, 4.700%, 1/31/2031(a)	2,139,300
2,519,000	Vistra Operations Co. LLC, 5.250%, 4/30/2033(a)	2,500,358
1,480,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	1,439,461
Principal Amount (‡)	Description	Value (†)

	Electric — continued
$3,096,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	$3,034,076
2,522,000	Vistra Operations Co. LLC, 5.550%, 4/30/2036(a)	2,509,111
1,895,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	1,915,504
132,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	137,039
		55,306,848
	Environmental — 0.2%
5,628,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	5,664,987
44,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	44,622
3,347,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	3,273,663
100,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	97,205
93,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	95,676
		9,176,153
	Finance Companies — 3.3%
14,055,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	13,701,853
17,886,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	18,202,636
2,060,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 5.685%, 1/15/2067(a)(b)	1,257,754
6,235,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	6,377,872
317,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	311,751
375,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	371,312
419,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	407,607
6,740,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,891,515
13,520,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	14,040,356
3,484,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	3,421,999
3,162,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	3,060,770
3,160,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,191,390
62,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	63,701
63,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	65,345
3,880,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	3,783,854
666,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	677,450
1,221,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,262,392
123,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	127,106
129,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	129,136
1,765,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,760,096
650,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	669,076
1,390,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,452,599
9,529,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	9,165,959
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$28,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	$26,894,672
8,134,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	7,321,016
17,166,000	Sumisho Air Lease Corp., Series B, (fixed rate to 9/15/2026, variable rate thereafter), 8.256%(d)	17,249,512
		141,858,729
	Food & Beverage — 0.7%
9,610,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	9,596,025
5,442,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	5,419,307
4,060,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	4,186,505
128,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	139,665
68,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	65,207
69,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	64,879
67,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	65,035
14,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	12,763
995,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	954,180
7,242,000	Pilgrim's Pride Corp., 6.250%, 7/01/2033	7,561,039
239,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	258,235
3,135,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	2,940,986
103,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	99,504
		31,363,330
	Gaming — 0.1%
5,055,000	GLP Capital LP/GLP Financing II, Inc., 5.625%, 9/15/2034	5,015,236
	Health Insurance — 0.3%
73,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	68,076
6,545,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	5,917,391
66,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	66,111
8,187,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	8,328,594
		14,380,172
	Healthcare — 0.5%
139,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	132,701
830,000	HCA, Inc., 4.900%, 11/15/2035	803,817
2,635,000	HCA, Inc., 5.450%, 9/15/2034	2,663,292
5,836,000	HCA, Inc., 5.500%, 6/01/2033	5,962,005
11,355,000	HCA, Inc., 5.600%, 4/01/2034	11,594,442
93,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	97,055
		21,253,312
	Home Construction — 0.6%
3,265,000	Dr. Horton, Inc., 5.500%, 10/15/2035	3,334,322
13,973,000	Meritage Homes Corp., 5.650%, 3/15/2035	14,127,910
Principal Amount (‡)	Description	Value (†)

	Home Construction — continued
$131,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	$131,158
6,395,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	6,581,401
		24,174,791
	Independent Energy — 2.6%
4,170,000	Aker BP ASA, 5.125%, 10/01/2034(a)	4,083,442
6,770,000	Aker BP ASA, 6.000%, 6/13/2033(a)	7,047,680
10,585,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	10,697,788
6,046,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	6,071,538
548,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	556,114
41,847,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	42,610,090
69,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	68,586
2,190,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	2,166,243
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	12,005,172
353,000	Matador Resources Co., 6.500%, 4/15/2032(a)	354,927
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(f)	2,705
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(f)	1,242
4,621,000	SM Energy Co., 6.750%, 8/01/2029(a)	4,705,190
47,000	SM Energy Co., 7.000%, 8/01/2032(a)	47,433
2,475,000	SM Energy Co., 8.375%, 7/01/2028(a)	2,528,121
2,020,000	SM Energy Co., 8.625%, 11/01/2030(a)	2,121,439
93,000	SM Energy Co., 8.750%, 7/01/2031(a)	97,142
14,872,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	15,108,911
		110,273,763
	Industrial Other — 0.1%
187,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	195,068
3,544,000	TopBuild Corp., 5.625%, 1/31/2034(a)	3,578,483
		3,773,551
	Leisure — 1.4%
5,430,000	Carnival Corp. Ltd., 5.750%, 8/01/2032(a)	5,483,037
9,349,000	Carnival Corp. Ltd., 6.125%, 2/15/2033(a)	9,462,543
3,919,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	3,304,168
2,280,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	2,274,874
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	3,723,182
5,792,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	5,609,958
6,202,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	6,156,247
11,095,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	11,251,400
14,228,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	14,250,211
		61,515,620
	Life Insurance — 3.4%
130,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	131,638
7,501,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	4,297,268
2,030,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,364,660
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,215,310
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	62,775,348
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Life Insurance — continued
$38,476,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	$49,896,062
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	13,815,189
		146,495,475
	Lodging — 0.8%
2,010,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	2,042,251
107,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	97,934
2,957,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	2,931,645
96,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	97,282
2,324,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	2,358,537
5,240,000	Marriott International, Inc., 5.300%, 5/15/2034	5,291,551
3,489,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	3,366,754
135,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	133,492
10,440,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	10,101,440
10,574,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	10,238,345
		36,659,231
	Media Entertainment — 2.1%
4,705,000	AppLovin Corp., 5.125%, 12/01/2029	4,744,045
2,765,000	AppLovin Corp., 5.375%, 12/01/2031	2,803,567
13,775,000	AppLovin Corp., 5.500%, 12/01/2034	13,899,535
37,471,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	38,226,146
587,000	Discovery Communications LLC, 3.625%, 5/15/2030	545,908
2,220,000	Discovery Communications LLC, 6.350%, 6/01/2040	1,842,600
11,764,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	10,556,425
6,147,000	Meta Platforms, Inc., 5.625%, 11/15/2055	5,570,145
3,247,000	Meta Platforms, Inc., 6.300%, 5/15/2056	3,232,124
2,242,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	2,345,381
4,249,000	Paramount Global, 4.950%, 1/15/2031	3,949,612
3,785,000	Paramount Global, 7.875%, 7/30/2030	3,975,237
		91,690,725
	Metals & Mining — 1.7%
2,018,000	Anglo American Capital PLC, 5.250%, 3/19/2036(a)	1,996,990
379,000	Australian Metcoal Financing Pty. Ltd., 6.250%, 10/22/2031(a)	385,747
265,000	Australian Metcoal Financing Pty. Ltd., 6.750%, 4/22/2034(a)	273,105
131,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	130,901
2,872,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	2,855,034
4,019,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	4,008,596
137,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	130,343
1,670,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	1,711,802
50,525,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	54,422,819
496,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	512,097
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$5,290,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	$5,310,267
2,040,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	2,065,906
		73,803,607
	Midstream — 2.5%
7,820,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	8,164,718
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	245,389
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	261,336
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	9,604,860
7,341,000	Energy Transfer LP, 5.600%, 9/01/2034	7,492,056
4,785,000	Energy Transfer LP, 5.700%, 4/01/2035	4,911,010
124,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	131,633
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	3,612,504
2,066,000	NGPL PipeCo LLC, 5.600%, 8/15/2036(a)	2,054,601
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	237,665
311,000	Sunoco LP, 5.375%, 7/15/2031(a)	306,765
1,817,000	Sunoco LP, 5.625%, 3/15/2031(a)	1,803,747
14,943,000	Targa Resources Corp., 5.550%, 8/15/2035	15,114,860
133,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(d)	129,850
3,212,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	3,346,846
11,705,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	12,846,390
10,357,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	11,615,086
3,495,000	Western Midstream Operating LP, 5.250%, 2/01/2050	3,032,155
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,315,350
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	1,029,210
1,091,000	Western Midstream Operating LP, 5.500%, 12/15/2035	1,079,493
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	748,771
7,289,000	Western Midstream Operating LP, 5.700%, 7/01/2036	7,302,115
1,090,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,136,889
2,285,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	2,343,443
2,550,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	2,610,160
		106,476,902
	Mortgage Related — 0.0%
2,586	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	2,576
	Non-Agency Commercial Mortgage-Backed Securities — 1.9%
7,335,000	BAY Trust, Series 2026-MDWS, Class A, 1 mo. USD SOFR + 1.643%, 5.243%, 6/15/2041(a)(b)	7,316,729
2,610,000	BAY Trust, Series 2026-MDWS, Class B, 1 mo. USD SOFR + 2.043%, 5.643%, 6/15/2041(a)(b)	2,603,504
3,255,000	BAY Trust, Series 2026-MDWS, Class C, 1 mo. USD SOFR + 2.392%, 5.992%, 6/15/2041(a)(b)	3,246,898
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	$463,343
1,705,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.425%, 11/15/2042(a)(b)	1,711,389
1,485,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 1 mo. USD SOFR + 2.150%, 5.775%, 11/15/2042(a)(b)	1,489,627
1,040,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 5.112%, 11/05/2042(a)(b)	1,031,010
265,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.247%, 12/15/2038(a)(b)	266,097
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.496%, 12/15/2038(a)(b)	11,148,279
415,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.995%, 11/13/2046(a)(b)	416,557
3,612,517	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.117%, 6/15/2041(a)(b)	3,614,775
380,000	BX Trust, Series 2025-DELC, Class B, 1 mo. USD SOFR + 1.800%, 5.425%, 12/15/2042(a)(b)	381,188
1,615,000	BX Trust, Series 2025-DELC, Class C, 1 mo. USD SOFR + 2.200%, 5.825%, 12/15/2042(a)(b)	1,622,347
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	5,866,915
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	539,352
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	2,114,851
520,092	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 5.475%, 10/15/2042(a)(b)	522,692
712,719	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.225%, 10/15/2042(a)(b)	717,173
780,138	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 6.975%, 10/15/2042(a)(b)	786,964
829,175	Extended Stay America Trust, Series 2026-ESH2, Class C, 1 mo. USD SOFR + 1.600%, 5.225%, 2/15/2043(a)(b)	833,839
1,869,156	Extended Stay America Trust, Series 2026-ESH2, Class D, 1 mo. USD SOFR + 2.250%, 5.875%, 2/15/2043(a)(b)	1,883,175
1,916,002	Extended Stay America Trust, Series 2026-ESH2, Class E, 1 mo. USD SOFR + 2.900%, 6.525%, 2/15/2043(a)(b)	1,935,420
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)(g)	1,696,700
1,500,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	1,162,690
435,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.691%, 12/15/2047(a)(b)	423,551
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.225%, 1/15/2042(a)(b)	$3,293,882
2,165,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.625%, 1/15/2042(a)(b)	2,160,985
4,600,000	Manhattan West Mortgage Trust, Series 2026-2MW, Class A, 5.499%, 6/10/2048(a)(b)	4,632,789
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.209%, 8/15/2046(b)	937,784
1,126,598	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,087,860
2,005,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	1,639,087
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,697,920
960,843	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	932,786
6,409,041	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.286%, 8/15/2046(b)	6,264,838
1,819,841	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	1,574,090
		81,017,086
	Oil Field Services — 0.1%
5,770,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	5,659,961
64,000	Oceaneering International, Inc., 6.000%, 2/01/2028	64,916
96,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	97,948
		5,822,825
	Other REITs — 0.4%
4,125,000	EPR Properties, 3.600%, 11/15/2031	3,778,097
12,575,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	12,618,440
		16,396,537
	Packaging — 0.4%
16,439,000	Ball Corp., 5.500%, 9/15/2033	16,540,659
	Pharmaceuticals — 1.7%
7,285,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	6,736,002
9,749,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	10,282,711
1,975,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,965,284
30,104,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	23,236,499
9,412,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	9,404,250
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	10,541,445
285,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	295,729
5,520,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	5,919,444
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$3,965,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	$4,467,794
635,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	650,524
		73,499,682
	Property & Casualty Insurance — 1.2%
4,127,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	4,194,097
96,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	96,470
200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	202,253
975,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	977,386
3,857,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	3,829,652
2,525,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	2,561,079
161,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	161,697
1,780,000	Brown & Brown, Inc., 5.550%, 6/23/2035	1,776,156
12,288,000	CRC Insurance Group LLC, 7.125%, 6/01/2031(a)	12,248,817
12,510,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	12,387,091
12,897,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	12,688,810
1,218,000	Willis North America, Inc., 5.150%, 3/15/2036	1,194,232
		52,317,740
	Restaurants — 0.4%
9,626,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	9,087,416
6,597,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	6,631,443
105,000	Yum! Brands, Inc., 3.625%, 3/15/2031	97,726
101,000	Yum! Brands, Inc., 4.625%, 1/31/2032	96,647
		15,913,232
	Retailers — 0.7%
6,137,000	Amazon.com, Inc., 4.875%, 3/13/2036	6,041,282
4,680,000	Dillard's, Inc., 7.000%, 12/01/2028	4,857,980
7,182,000	Dillard's, Inc., 7.750%, 7/15/2026	7,168,713
2,250,000	Dillard's, Inc., 7.750%, 5/15/2027	2,298,060
215,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	211,708
8,390,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	8,683,665
42,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	39,285
		29,300,693
	Sovereigns — 3.6%
5,799,000	Angola Government International Bonds, 9.244%, 1/15/2031(a)	6,000,344
19,370,000	Chile Government International Bonds, 3.100%, 1/22/2061	12,102,376
26,583,000	Chile Government International Bonds, 3.250%, 9/21/2071	16,722,036
2,558,000	Egypt Government International Bonds, 5.800%, 9/30/2027	2,558,615
7,201,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	7,302,894
12,304,000	Mexico Government International Bonds, 6.125%, 2/09/2038	12,070,224
10,475,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	10,531,112
8,567,000	Nigeria Government International Bonds, 8.631%, 1/13/2036	9,283,980
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$2,353,000	Nigeria Government International Bonds, 8.747%, 1/21/2031	$2,516,502
9,855,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	9,928,706
12,488,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	11,820,336
2,785,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	2,596,977
3,400,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	3,154,801
205,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	205,610
14,140,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	15,081,158
4,680,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	5,008,536
3,840,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	4,056,634
23,724,000	Romania Government International Bonds, 5.750%, 7/04/2036	22,686,130
		153,626,971
	Supranational — 0.3%
560,000,000	European Bank for Reconstruction & Development, 15.000%, 6/11/2028, (KZT)	1,164,295
1,100,000,000	European Bank for Reconstruction & Development, GMTN, 15.000%, 6/22/2027, (KZT)	2,291,036
980,000,000	International Bank for Reconstruction & Development, EMTN, 14.750%, 7/14/2027, (KZT)	2,025,474
1,130,000,000	International Bank for Reconstruction & Development, GMTN, 14.500%, 1/14/2028, (KZT)	2,364,864
2,970,000,000	International Finance Corp., GMTN, 14.750%, 11/19/2027, (KZT)	6,085,419
270,000,000	International Finance Corp., GMTN, 15.000%, 3/02/2027, (KZT)	553,413
		14,484,501
	Technology — 5.6%
9,049,000	Beacon Point DC LLC, 6.129%, 11/30/2042(a)	9,126,716
4,105,000	Block, Inc., 3.500%, 6/01/2031	3,778,798
128,000	Block, Inc., 6.500%, 5/15/2032	130,677
21,164,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	20,896,830
8,035,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	7,919,897
69,000	Entegris, Inc., 3.625%, 5/01/2029(a)	65,968
15,050,000	Entegris, Inc., 4.750%, 4/15/2029(a)	14,872,545
64,000	Entegris, Inc., 5.950%, 6/15/2030(a)	64,650
11,289,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	11,116,596
4,616,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	4,746,275
4,118,000	HUT 8 DC LLC, 6.192%, 11/15/2042(a)	4,171,048
270,000	Ingram Micro, Inc., 4.750%, 5/15/2029(a)	265,169
1,258,000	Intel Corp., 5.300%, 5/15/2036	1,251,707
10,881,000	Intuit, Inc., 5.500%, 6/15/2036	10,838,911
3,854,000	Leidos, Inc., 5.000%, 3/15/2036	3,712,005
20,680,000	Leidos, Inc., 5.500%, 3/15/2035	20,865,940
11,333,000	Leidos, Inc., 5.750%, 3/15/2033	11,667,216
5,042,000	MSCI, Inc., 5.250%, 9/01/2035	4,935,316
4,415,000	NetApp, Inc., 5.500%, 3/17/2032	4,511,635
3,535,000	NetApp, Inc., 5.700%, 3/17/2035	3,616,421
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$8,811,000	NVIDIA Corp., 4.950%, 6/15/2036	$8,733,747
5,045,000	Open Text Corp., 3.875%, 2/15/2028(a)	4,916,315
159,000	Open Text Corp., 3.875%, 12/01/2029(a)	146,192
1,681,000	Open Text Corp., 6.900%, 12/01/2027(a)	1,718,817
1,498,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	1,372,246
322,000	Oracle Corp., 3.950%, 3/25/2051	206,010
20,471,000	Oracle Corp., 5.200%, 9/26/2035	19,165,080
3,357,000	Oracle Corp., 5.700%, 2/04/2036	3,251,103
8,214,000	Oracle Corp., 5.950%, 9/26/2055	6,980,407
640,000	Oracle Corp., 6.000%, 8/03/2055	544,897
9,066,000	Oracle Corp., 6.700%, 2/04/2056	8,533,017
7,873,000	Oracle Corp., 6.850%, 2/04/2066	7,328,091
3,240,000	Paychex, Inc., 5.600%, 4/15/2035	3,273,878
15,341,000	Salesforce, Inc., 5.550%, 3/15/2036	15,329,369
67,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	66,511
66,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	65,002
51,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	52,050
50,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030	50,888
48,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	50,191
6,610,000	Synopsys, Inc., 5.700%, 4/01/2055	6,410,286
7,410,000	TD SYNNEX Corp., 5.300%, 10/10/2035	7,294,498
6,549,000	TD SYNNEX Corp., 6.100%, 4/12/2034	6,815,234
125,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	126,523
		240,984,672
	Treasuries — 15.2%
81,680(h )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	13,756,878
4,951,130,000	Hungary Government Bonds, 2.250%, 6/22/2034, (HUF)	13,012,512
2,546,710,000	Hungary Government Bonds, 3.000%, 8/21/2030, (HUF)	7,574,498
3,632,940,000	Hungary Government Bonds, 3.250%, 10/22/2031, (HUF)	10,722,467
1,972,160,000	Hungary Government Bonds, 7.000%, 10/24/2035, (HUF)	7,216,549
54,692,000	Malaysia Government Bonds, 3.519%, 4/20/2028, (MYR)	13,488,608
105,778,000	Malaysia Government Bonds, 4.054%, 4/18/2039, (MYR)	26,477,470
5,055,294(i )	Mexico Bonos, 8.000%, 7/31/2053, (MXN)	24,511,997
238,080,393	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	14,686,872
40,320,000,000	Republic of Uzbekistan International Bonds, 12.250%, 4/13/2029, (UZS)(a)	3,424,533
812,851,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	17,376,751
347,158,000	Turkiye Government Bonds, 36.780%, 10/13/2027, (TRY)	7,412,581
250,000,000	U.S. Treasury Notes, 3.500%, 2/28/2031	242,666,015
230,703,400	U.S. Treasury Notes, 4.875%, 10/31/2030(j)	236,768,376
183,162,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	4,668,660
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
216,454,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	$5,548,966
281,405,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	7,796,658
		657,110,391
	Wireless — 0.6%
9,135,000	Sprint Capital Corp., 8.750%, 3/15/2032	10,760,744
15,530,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	14,987,664
		25,748,408
	Wirelines — 0.0%
1,016,000	AT&T, Inc., 5.125%, 4/30/2036	995,700
	Total Non-Convertible Bonds (Identified Cost $3,598,061,576)	3,508,871,574

Convertible Bonds — 0.2%
	Cable Satellite — 0.1%
1,204,232	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	3,760,215
	Consumer Cyclical Services — 0.1%
3,637,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	4,349,852
	Total Convertible Bonds (Identified Cost $5,583,022)	8,110,067

Municipals — 0.7%
	Virginia — 0.7%
41,260,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $40,655,701)	30,517,051
	Total Bonds and Notes (Identified Cost $3,644,300,299)	3,547,498,692

Senior Loans — 7.5%
	Aerospace & Defense — 0.0%
1,685,775	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.144%, 2/13/2033(b)(k)	1,685,505
	Automotive — 0.1%
6,359,062	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.375%, 1/02/2033(b)(k)	6,347,171
	Brokerage — 0.2%
2,138,346	Citadel Securities LP, 2026 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.661%, 6/10/2033(b)(k)	2,133,150
5,791,204	Edelman Financial Center LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 12/01/2031(b)(k)	5,802,960
		7,936,110
	Building Materials — 0.3%
6,956,916	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.246%, 2/28/2033(b)(k)	7,012,015
1,240,000	Core & Main LP, 2026 Term Loan B, 7/01/2033(l)	1,236,900
3,648,798	QXO, Inc., 2026 Term Loan B, 4/30/2032(l)	3,638,654
		11,887,569
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Chemicals — 0.2%
$7,845,337	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.413%, 10/29/2032(b)(k)	$7,874,758
	Construction Machinery — 0.1%
1,575,102	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 10/08/2031(b)(k)	1,575,590
1,692,684	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 2/14/2031(b)(k)	1,705,379
		3,280,969
	Consumer Cyclical Services — 0.2%
1,035,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 4/06/2028(b)(k)	1,037,153
8,995,490	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 6/22/2030(b)(k)	8,990,992
		10,028,145
	Diversified Manufacturing — 0.1%
2,284,247	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.633%, 2/11/2028(b)(k)	2,285,206
	Electric — 0.5%
21,462,085	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.419%, 4/16/2031(b)(k)	21,429,248
	Environmental — 0.2%
6,785,900	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.144%, 10/08/2032(b)(k)	6,802,865
	Gaming — 0.6%
5,643,562	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.374%, 3/04/2032(b)(k)	5,630,018
14,212,669	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 11/30/2030(b)(k)	14,066,989
5,306,400	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.732%, 6/04/2032(b)(k)	5,278,223
515,849	Light & Wonder International, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 2.000%, 5.639%, 4/16/2029(b)(k)	515,848
		25,491,078
	Healthcare — 1.0%
3,532,185	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.394%, 1/15/2031(b)(k)	3,536,600
10,543,312	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/09/2031(b)(k)	10,521,909
28,713,037	Medline Borrower LP, 2026 Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 5/30/2033(b)(k)	28,521,234
		42,579,743
	Industrial Other — 0.2%
8,768,555	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/23/2031(b)	8,756,192
Principal Amount (‡)	Description	Value (†)

	Lodging — 0.6%
$7,383,321	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.398%, 11/08/2030(b)	$7,393,805
20,305,600	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 5/24/2030(b)(k)	20,307,631
		27,701,436
	Media Entertainment — 0.7%
21,370,961	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 6/03/2033(b)(k)	21,369,038
8,630,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(l)	8,648,555
		30,017,593
	Metals & Mining — 0.2%
7,960,740	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 3/11/2032(b)(k)	7,938,848
	Pharmaceuticals — 0.3%
14,445,000	BioMarin Pharmaceutical, Inc., Term Loan B, 6 mo. USD SOFR + 1.750%, 5.428%, 4/27/2033(b)(k)	14,437,777
	Property & Casualty Insurance — 0.6%
4,579,082	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 12/29/2031(b)(k)	4,511,678
15,242,074	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.000%, 6.690%, 2/15/2031(b)(k)	14,718,204
303,448	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.125%, 5/27/2031(b)(k)	296,811
3,060,000	Lockton, Inc., Term Loan B, 3 mo. USD SOFR + 2.000%, 5.657%, 5/09/2033(b)(k)	3,048,525
1,486,365	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.644%, 9/15/2031(b)(k)	1,482,189
2,786,874	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.482%, 5/06/2031(b)(k)	2,717,899
		26,775,306
	Retailers — 0.2%
4,858,091	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.652%, 8/18/2032(b)(k)	4,847,986
5,295,000	Tory Burch LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 4/30/2031(b)(k)	5,269,637
		10,117,623
	Technology — 1.1%
4,442,865	CACI International, Inc., 2026 Incremental Term Loan B2, 1 mo. USD SOFR + 1.750%, 5.394%, 3/09/2033(b)(k)	4,431,758
1,264,991	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 11/17/2031(l)	1,290,025
1,373,507	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(m)	1,400,689
756,493	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 3 mo. USD SOFR + 4.500%, 0.500%, 11/17/2031(b)	771,464
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$1,766,583	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.927%, 10/09/2031(b)	$1,606,707
15,399,901	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(b)(k)	13,992,504
1,368,180	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 1/31/2030(b)(k)	1,338,258
20,092,585	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.394%, 6/24/2031(b)(k)	20,033,312
31,494	Trio Bidco, Inc., 2025 Delayed Draw Term Loan, 10/29/2032(l)	30,874
292,959	Trio Bidco, Inc., 2025 Term Loan B, 10/29/2032(l)	287,190
		45,182,781
	Wireless — 0.1%
4,673,604	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.400%, 1/25/2031(b)(k)	4,676,548
	Total Senior Loans (Identified Cost $325,482,966)	323,232,471

Equity-Linked Notes — 4.0%
4,436,145	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	4,563,561
6,738,830	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	6,988,246
4,434,550	Barclays Bank PLC, (Cheniere Energy, Inc.), 12.000%, 1/28/2027(a)	4,518,094
4,419,749	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	3,820,898
1,304,599	Barclays Bank PLC, (McDonald’s Corp.), 12.500%, 10/26/2026(a)	1,250,789
6,491,105	Barclays Bank PLC, (American Express Co.), 14.010%, 5/13/2027(a)	6,523,517
2,183,721	Barclays Bank PLC, (Cboe Global Markets, Inc.), 15.070%, 5/19/2027(a)	2,006,391
4,322,606	Barclays Bank PLC, (Amazon.com, Inc.), 15.250%, 3/25/2027(a)	4,442,008
4,401,853	Barclays Bank PLC, (Palo Alto Networks, Inc.), 15.350%, 2/11/2027(a)	4,653,110
4,300,433	Barclays Bank PLC, (Microsoft Corp.), 17.240%, 12/22/2026(a)	3,934,626
4,274,510	Barclays Bank PLC, (Trane Technologies PLC), 17.420%, 12/08/2026(a)	4,366,468
2,130,495	Barclays Bank PLC, (Meta Platforms, Inc.), 18.410%, 2/24/2027(a)	2,085,101
1,333,590	Barclays Bank PLC, (Dollar General Corp.), 18.700%, 3/15/2027(a)	1,321,280
4,424,853	Barclays Bank PLC, (Arista Networks, Inc.), 21.330%, 3/04/2027(a)	4,565,939
4,421,346	Barclays Bank PLC, (Estee Lauder Cos., Inc.), 22.940%, 9/10/2026(a)	3,478,552
3,518,694	Barclays Bank PLC, (Reddit, Inc.), 36.380%, 7/23/2026(a)	2,689,003
1,299,656	BNP Paribas Issuance BV, (Costco Wholesale Corp.), 10.870%, 4/08/2027(a)	1,297,497
6,707,801	BNP Paribas Issuance BV, (Kroger Co.), 11.370%, 10/06/2026(a)	5,736,206
1,295,561	BNP Paribas Issuance BV, (Apple, Inc.), 11.910%, 4/20/2027(a)	1,308,458
4,352,720	BNP Paribas Issuance BV, (Walt Disney Co.), 12.410%, 1/21/2027(a)	3,903,158
Principal Amount (‡)	Description	Value (†)

$4,394,836	BNP Paribas Issuance BV, (Eaton Corp. PLC), 13.580%, 1/14/2027(a)	$4,539,382
1,310,561	BNP Paribas Issuance BV, (Ross Stores, Inc.), 15.140%, 2/09/2027(a)	1,302,092
1,315,797	BNP Paribas Issuance BV, (Airbnb, Inc.), 15.870%, 5/10/2027(a)	1,318,692
1,294,230	BNP Paribas Issuance BV, (Marriott International, Inc.), 15.930%, 11/30/2026(a)	1,238,702
1,289,631	BNP Paribas Issuance BV, (Estee Lauder Cos., Inc.), 19.800%, 5/17/2027(a)	1,289,631
4,329,521	BNP Paribas Issuance BV, (Southern Copper Corp.), 22.140%, 5/20/2027(a)	4,272,730
1,326,160	BNP Paribas Issuance BV, (Vistra Corp.), 27.080%, 12/29/2026(a)	1,286,516
2,113,696	BNP Paribas Issuance BV, Series EMTR, (Bristol-Myers Squibb Co.), 18.070%, 2/02/2027(a)	2,152,323
4,093,036	Citigroup Global Markets Holdings, Inc., (Home Depot, Inc.), 13.340%, 8/06/2026(a)	3,906,336
4,413,999	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 14.010%, 2/18/2027(a)	4,511,289
4,405,301	Citigroup Global Markets Holdings, Inc., (United Rentals, Inc.), 15.650%, 2/25/2027(a)	4,614,246
4,295,036	Citigroup Global Markets Holdings, Inc., (Bank of America Corp.), 17.000%, 12/10/2026(a)	4,483,515
4,397,184	Citigroup Global Markets Holdings, Inc., (Ebay, Inc.), 17.290%, 9/17/2026(a)	4,535,909
6,534,128	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	6,348,022
3,546,319	Citigroup Global Markets Holdings, Inc., (AngloGold Ashanti PLC), 24.180%, 2/04/2027(a)	3,188,036
3,561,800	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	2,236,203
4,415,540	Citigroup Global Markets Holdings, Inc., (Dollar Tree, Inc.), 25.610%, 9/24/2026(a)	4,363,279
6,860,496	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	7,314,207
4,332,066	JPMorgan Chase Bank NA, (Visa, Inc.), 13.440%, 10/01/2026(a)	4,566,973
6,732,042	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	4,083,389
5,289,427	JPMorgan Chase Bank NA, (NVIDIA Corp.), 17.210%, 12/02/2026(a)	5,324,004
1,304,211	Nomura America Finance LLC, (Public Storage), 11.390%, 7/08/2027(a)	1,303,495
2,260,866	Nomura America Finance LLC, (Meta Platforms, Inc.), 15.200%, 4/15/2027(a)	2,124,060
1,295,939	Nomura America Finance LLC, (Johnson Controls International PLC), 15.320%, 4/13/2027(a)	1,311,221
3,515,948	Nomura America Finance LLC, (ServiceNow, Inc.), 20.200%, 3/18/2027(a)	2,972,171
1,298,985	Nomura America Finance LLC, (Palantir Technologies, Inc.), 26.350%, 1/19/2027(a)	1,298,985
1,296,873	Nomura America Finance LLC, (Hewlett Packard Enterprise Co.), 26.500%, 7/13/2027(a)	1,306,632
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$6,779,574	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	$5,139,862
4,434,068	UBS AG, (Eli Lilly and Co.), 13.900%, 9/03/2026(a)	4,639,565
	Total Equity-Linked Notes (Identified Cost $179,230,087)	170,424,369

Collateralized Loan Obligations — 1.9%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.037%, 10/20/2031(a)(b)	10,000,376
7,865,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.064%, 10/22/2037(a)(b)	7,879,144
10,050,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.014%, 4/22/2034(a)(b)	9,912,607
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 5.437%, 4/20/2031(a)(b)	8,761,768
9,215,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR3, 3 mo. USD SOFR + 1.500%, 5.173%, 4/15/2039(a)(b)	9,217,193
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.275%, 1/20/2038(a)(b)	12,441,473
8,895,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.273%, 7/15/2037(a)(b)	8,895,890
6,280,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 5.823%, 7/15/2037(a)(b)	6,280,000
7,195,000	Palmer Square BDC CLO 1 Ltd., Series 1AR, Class BR, 3 mo. USD SOFR + 1.750%, 0.000%, 7/15/2039(a)(b)(n)	7,194,755
	Total Collateralized Loan Obligations (Identified Cost $80,667,000)	80,583,206

Principal Amount/ Shares
Private Credit — 1.8%
	ABS Other — 0.1%
$5,362,649	Chol Aviation Capital Ltd., 7.134%, 8/30/2034(b)(c)(o)	5,085,662
	Banking — 0.5%
11,100,000	AP Bosphorus Holdings Ltd., 3 mo. USD SOFR + 2.600%, 6.264%, 12/15/2037(b)(c)(o)	11,161,240
10,750,000	Bosphorous Financial Services Ltd., 5.823%, 2/15/2033(c)(o)	10,528,534
		21,689,774
	Building Materials — 0.2%
875	QXO, Inc., Series C, 4.750%(c)(m)(o)(p)	9,394,000
Principal Amount/ Shares	Description	Value (†)
	Technology — 1.0%
$43,040,000	Big Sky Funding LLC, 5.750%, 10/20/2035(c)(m)(o)	$42,912,451
	Total Private Credit (Identified Cost $79,002,649)	79,081,887

Shares
Preferred Stocks — 0.3%

Convertible Preferred Stocks — 0.2%
	Technology — 0.2%
99,936	Alphabet, Inc., Series A, 6.250%	5,085,743
115,536	Alphabet, Inc., Series B, 6.250%	5,811,461
		10,897,204
Non-Convertible Preferred Stocks — 0.1%
	Home Construction — 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	1,095,404
	Office REITs — 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%, (c)	2,203,097
	Total Non-Convertible Preferred Stocks (Identified Cost $2,646,056)	3,298,501
	Total Preferred Stocks (Identified Cost $13,413,097)	14,195,705

Principal Amount (‡)
Short-Term Investments — 3.7%
$157,631,304	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $157,640,718 on 7/01/2026 collateralized by $159,982,400 U.S. Treasury Note, 3.500% due 1/31/2028 valued at $160,784,077 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $157,631,304)	157,631,304
	Total Investments — 101.4% (Identified Cost $4,479,727,402)	4,372,647,634
	Other assets less liabilities — (1.4)%	(58,583,682)
	Net Assets — 100.0%	$4,314,063,952
Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.0%)
CBOT 5 Year U.S. Treasury Notes, Call	7/24/2026	108	(5,000,000)	$(535,234,375)	$(505,314)	$(351,565)

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Income Fund (continued)
(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
June 30, 2026, the value of Rule 144A holdings amounted to
$1,944,590,273 or 45.1% of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the
issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or
spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)	Amount shown represents units. One unit represents a principal amount of 1,000.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
0.50%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Unfunded, or partially unfunded, commitment. See Note 2 of Notes to Financial Statements.
(n)	New issue unsettled as of June 30, 2026. Coupon rate does not take effect until settlement date.
(o)	Securities subject to restriction on resale. At June 30, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
AP Bosphorus Holdings Ltd.	3/16/2026	$11,100,000	$11,161,240	0.3%
Big Sky Funding LLC	6/08/2026	43,040,000	42,912,451	1.0%
Bosphorous Financial Services Ltd.	1/20/2026	10,750,000	10,528,534	0.2%
Chol Aviation Capital Ltd.	2/10/2026-5/15/2026	5,362,649	5,085,662	0.1%
QXO, Inc.	1/12/2026	8,750,000	9,394,000	0.2%

(p)	Private credit preferred stock with no specified maturity date.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
HUF	Hungarian Forint
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
UZS	Uzbekistan Som
ZAR	South African Rand
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/21/2026	3,763	$409,615,672	$413,518,422	$3,902,750
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	27,640	2,948,054,413	2,958,775,625	10,721,212
Total					$14,623,962
At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	4,793	$988,339,555	$987,994,568	$344,987
CBOT U.S. Long Bond Futures	9/21/2026	497	54,724,141	56,409,500	(1,685,359)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/21/2026	1,265	142,583,930	146,937,656	(4,353,726)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	7,636	847,398,660	858,811,375	(11,412,715)
Total					$(17,106,813)
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 85.4% of Net Assets

Non-Convertible Bonds — 84.8%
	ABS Car Loan — 4.8%
$200,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	$204,069
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	101,285
100,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	100,908
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	195,714
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	104,155
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	131,586
445,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	457,970
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	202,066
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	203,153
40,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	40,541
65,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	66,701
195,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	197,956
5,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	5,090
195,000	CarMax Select Receivables Trust, Series 2025-A, Class C, 5.460%, 7/15/2031	197,224
335,000	CarMax Select Receivables Trust, Series 2025-A, Class D, 5.860%, 7/15/2031	338,815
300,000	CarMax Select Receivables Trust, Series 2025-B, Class D, 5.330%, 7/15/2031	299,078
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	101,602
100,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	101,972
100,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	100,171
100,000	Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.340%, 8/11/2031	100,114
105,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	107,551
100,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	100,170
100,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	99,773
200,000	Drive Auto Receivables Trust, Series 2025-2, Class D, 4.900%, 12/15/2032	198,072
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	268,320
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	70,845
285,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	292,066
100,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	100,208
245,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	246,884
100,000	Exeter Automobile Receivables Trust, Series 2026-3A, Class D, 5.440%, 10/15/2032	100,254
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$337,212	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	$338,224
200,000	FHF Issuer Trust, Series 2026-1A, Class A2, 5.410%, 9/16/2030(a)	200,785
100,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	98,890
51,173	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	50,956
126,004	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	124,766
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	268,930
80,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	81,189
100,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	102,233
100,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	101,163
25,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	25,413
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	101,928
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	102,753
15,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	15,077
10,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	10,096
20,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	20,028
200,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	200,206
50,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	50,731
89,683	Lendbuzz Securitization Trust, Series 2026-1A, Class A2, 4.680%, 7/15/2030(a)	89,555
140,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	140,164
140,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.609%, 12/20/2030(a)(b)	141,004
350,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	355,389
46,879	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	47,154
100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	101,034
100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	100,941
185,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	187,264
270,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	275,999
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,296
240,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.210%, 4/15/2030(a)	240,979
100,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	100,922
		8,609,382
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — 0.2%
$200,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	$198,141
225,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	225,448
		423,589
	ABS Home Equity — 2.9%
84,365	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	81,963
107,683	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	104,336
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	245,649
120,000	Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1, 6.014%, 5/25/2031(a)(b)	120,600
265,276	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	264,653
170,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	169,613
312,696	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	286,042
100,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053(a)	88,630
100,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054(a)	89,241
360,785	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.148%, 12/27/2060(a)(b)	359,606
100,000	CSMC Trust, Series 2017-RPL1, Class M1, 2.992%, 7/25/2057(a)(b)	85,694
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	203,521
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	104,238
51,969	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	50,790
80,715	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	72,765
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	435,800
122,463	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	122,547
196,427	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	179,531
68,864	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	68,858
92,685	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	77,442
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	119,734
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	155,497
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	93,881
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	94,171
77,414	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	77,462
117,679	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	115,192
88,403	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	87,884
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$97,040	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	$95,813
86,187	PRPM LLC, Series 2025-RCF5, Class A1, 4.839%, 10/25/2055(a)(b)	85,934
140,892	PRPM LLC, Series 2026-1, Class A1, 5.185%, 2/25/2031(a)(b)	139,107
140,606	PRPM LLC, Series 2026-2, Class A1, 5.089%, 2/25/2031(a)(b)	138,612
134,055	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	128,280
375,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	375,443
100,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A1, 4.964%, 2/25/2041(a)(b)	98,844
157,844	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	138,853
		5,156,226
	ABS Other — 8.0%
83,488	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	80,461
100,000	Affirm Master Trust, Series 2025-3A, Class B, 4.750%, 10/16/2034(a)	99,186
705,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	703,438
220,535	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	219,133
88,933	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	88,172
98,257	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	101,828
106,593	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	106,158
249,513	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	249,583
225,000	ByzFunder Asset Securitization I LLC, Series 2026-1, Class A, 6.464%, 6/15/2032(a)	224,371
31,164	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	30,687
403,192	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	398,074
300,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	297,625
200,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	200,243
45,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	45,090
240,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	236,784
159,621	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	160,952
120,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	114,485
100,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	98,024
29,850	Driven Brands Funding LLC, Series 2025-1A, Class A2, 5.296%, 10/20/2055(a)	28,881
270,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	257,476
111,926	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	94,314
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$74,513	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	$76,537
343,152	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	342,379
49,266	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	49,363
100,000	Goto Foods Funding LLC, Series 2026-1A, Class A2, 6.854%, 4/30/2056(a)	99,983
100,000	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	101,330
67,156	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class C, 6.360%, 6/25/2059(a)	68,069
36,265	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	36,408
37,161	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	37,561
47,375	Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.970%, 8/25/2049(a)	44,099
370,000	Jack in the Box Funding LLC, Series 2026-1A, Class A2, 7.624%, 5/25/2056(a)	371,323
310,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	310,584
175,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	175,330
100,000	Kapitus Asset Securitization VI LLC, Series 2026-1A, Class A, 5.360%, 5/10/2033(a)	99,595
100,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.219%, 2/25/2056(a)	99,338
200,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class A2, 5.834%, 6/25/2058(a)	202,214
100,000	Kinetic ABS Issuer LLC, Series 2026-2A, Class B, 6.224%, 6/25/2058(a)	101,539
520,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	519,280
226,857	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	215,387
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	100,597
68,868	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	65,426
525,748	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	501,787
13,570	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041(a)	13,232
120,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	121,632
105,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	104,861
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	221,713
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	308,389
227,496	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	227,837
115,916	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	114,966
260,495	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	257,928
129,675	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	128,616
100,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	99,325
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$155,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	$148,390
200,000	QTS Issuer ABS II LLC, Series 2026-6A, Class B, 7.142%, 7/05/2056(a)(c)	199,992
115,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	115,175
165,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	165,336
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	175,771
250,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	250,878
115,000	Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.380%, 5/20/2056(a)	115,825
199,500	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	202,116
510,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	501,388
270,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	271,399
36,117	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	36,921
372,399	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	353,782
323,798	Sprite Ltd., Series 2026-1, Class A, 5.227%, 3/15/2041(a)	318,259
85,921	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	85,374
45,070	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	41,691
166,835	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	152,897
246,400	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046(a)	231,886
162,279	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	147,264
303,151	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	301,130
535,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.029%, 11/15/2027(a)(b)	536,898
200,000	Trafigura Securitisation Finance PLC, Series 2026-1A, Class A, 5.120%, 12/15/2029(a)	200,370
100,000	TSC SPV Funding LLC, Series 2026-1A, Class A2, 5.954%, 5/20/2056(a)	100,044
94,345	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	94,613
30,757	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	31,153
400,000	Zayo Issuer LLC, Series 2025-3A, Class A2, 5.570%, 10/20/2055(a)	396,140
		14,226,285
	ABS Residential Mortgage — 1.6%
111,633	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	111,681
199,846	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	197,613
154,600	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(a)(b)	154,831
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$129,302	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	$129,413
340,826	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	341,107
176,462	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.074%, 2/25/2056(a)(b)	175,082
276,436	Pretium Mortgage Credit Partners LLC, Series 2026-NPL3, Class A1, 4.968%, 2/25/2056(a)(b)	273,970
176,986	Pretium Mortgage Credit Partners LLC, Series 2026-NPL4, Class A1, 5.510%, 4/25/2056(a)(b)	176,513
333,215	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	333,205
280,866	RCO IX Mortgage LLC, Series 2026-2, Class A1, 5.765%, 5/25/2031(a)(b)	280,381
258,591	RCO X Mortgage LLC, Series 2026-1, Class A1, 5.536%, 3/25/2031(a)(b)	258,127
271,614	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	271,752
118,030	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	117,135
		2,820,810
	ABS Student Loan — 0.9%
330,316	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	334,045
39,028	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	36,890
11,793	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	11,192
81,621	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	74,632
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	108,928
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	72,260
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	138,838
120,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	128,071
110,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	98,512
18,476	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	18,391
138,169	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	134,447
80,142	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 4.470%, 1/15/2053(a)(b)	79,469
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	188,345
100,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	103,133
		1,527,153
	ABS Whole Business — 0.4%
355,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	357,711
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — continued
$100,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	$99,404
197,000	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	193,356
		650,471
	Aerospace & Defense — 1.9%
400,000	Boeing Co., 5.705%, 5/01/2040	406,738
1,357,000	Boeing Co., 5.805%, 5/01/2050	1,340,669
25,000	Boeing Co., 5.930%, 5/01/2060	24,592
992,000	Boeing Co., 6.858%, 5/01/2054	1,114,881
175,000	Boeing Co., 7.008%, 5/01/2064	199,018
104,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	102,412
225,000	Textron, Inc., 4.950%, 3/15/2036	219,154
		3,407,464
	Automotive — 0.2%
155,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	153,702
230,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	226,275
		379,977
	Banking — 6.2%
210,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	212,038
247,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	240,441
331,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	323,172
884,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	861,121
250,000	Intesa Sanpaolo SpA, (fixed rate to 6/29/2036, variable rate thereafter), 6.005%, 6/29/2037(a)	251,669
260,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	253,184
370,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	380,374
890,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(d)	911,370
2,040,000,000	JPMorgan Chase Bank NA, EMTN, 11.000%, 11/26/2027, (UZS)(a)	169,796
936,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	912,207
557,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	573,082
290,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	309,166
425,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	438,285
230,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	238,616
345,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	343,586
316,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	274,894
120,000	Morgan Stanley, Series I, (fixed rate to 10/22/2035, variable rate thereafter), 4.892%, 10/22/2036	116,214
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$620,000	Morgan Stanley Private Bank NA, (fixed rate to 11/19/2030, variable rate thereafter), 4.465%, 11/19/2031	$609,386
521,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	513,561
360,000	Societe Generale SA, (fixed rate to 8/08/2033, variable rate thereafter), 5.400%, 8/08/2034(a)	357,625
33,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	32,170
120,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	119,969
333,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	334,552
195,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	198,882
335,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	343,914
235,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	239,250
260,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	261,388
243,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	237,236
960,000	Wells Fargo & Co., (fixed rate to 4/23/2035, variable rate thereafter), 5.605%, 4/23/2036	984,020
		11,041,168
	Brokerage — 1.1%
280,000	BGC Group, Inc., 6.150%, 4/02/2030	285,715
498,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	487,564
140,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	142,829
115,000	Citadel LP, 6.000%, 1/23/2030(a)	118,238
90,000	Citadel LP, 6.375%, 1/23/2032(a)	93,693
133,000	Jefferies Financial Group, Inc., 5.125%, 4/28/2031	131,288
661,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	674,918
		1,934,245
	Building Materials — 1.0%
450,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	424,133
430,000	Cemex SAB de CV, 3.875%, 7/11/2031	405,283
68,000	Core & Main LP, 6.000%, 7/01/2034(a)	68,320
132,000	CRH America Finance, Inc., 5.000%, 2/09/2036	129,101
536,000	Eagle Materials, Inc., 5.000%, 3/15/2036	518,413
78,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	78,367
185,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	186,534
		1,810,151
	Cable Satellite — 3.0%
668,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030(a)	620,935
75,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	71,111
620,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	366,613
800,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	186,000
200,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	125,370
84,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	85,490
11,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	11,415
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$265,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	$256,719
1,223,109	EchoStar Corp., 10.750%, 11/30/2029	1,321,715
1,653,000	Space Exploration Technologies Corp., 5.875%, 7/15/2036(a)	1,631,452
624,000	Space Exploration Technologies Corp., 6.650%, 7/15/2056(a)	602,039
35,000	Time Warner Cable LLC, 6.550%, 5/01/2037	34,695
		5,313,554
	Collateralized Mortgage Obligations — 0.2%
115,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	114,942
78,235	Federal Home Loan Mortgage Corp., Series 2912, Class EH, REMICS, 5.500%, 1/15/2035(c)	78,791
92,652	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	79,560
		273,293
	Construction Machinery — 0.2%
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	203,764
200,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	206,346
		410,110
	Consumer Cyclical Services — 0.1%
204,000	Expedia Group, Inc., 5.400%, 2/15/2035	201,915
	Diversified Manufacturing — 0.1%
47,000	Esab Corp., 5.625%, 4/01/2031(a)	47,051
109,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	101,920
		148,971
	Electric — 0.8%
108,000	Dominion Energy, Inc., (fixed rate to 9/16/2031, variable rate thereafter), 6.150%, 12/15/2056	108,328
342,000	DTE Energy Co., Series C, (fixed rate to 4/01/2033, variable rate thereafter), 6.200%, 7/01/2058	344,870
52,000	NextEra Energy Capital Holdings, Inc., Series AA, (fixed rate to 7/04/2031, variable rate thereafter), 6.000%, 10/01/2056	51,974
147,000	Vistra Operations Co. LLC, 4.700%, 1/31/2031(a)	144,057
155,000	Vistra Operations Co. LLC, 5.250%, 4/30/2033(a)	153,853
100,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	97,261
208,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	203,840
156,000	Vistra Operations Co. LLC, 5.550%, 4/30/2036(a)	155,203
90,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	90,974
		1,350,360
	Environmental — 0.1%
74,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	72,379
70,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	72,014
		144,393
	Finance Companies — 2.6%
314,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	287,019
1,155,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,125,980
125,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	127,998
318,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	327,339
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	150,938
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	$153,437
31,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	30,487
265,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	262,394
41,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	39,885
10,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	10,027
418,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	434,088
225,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	220,996
182,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	176,173
165,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	166,639
95,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	94,736
313,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	292,893
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	778,544
		4,679,573
	Financial Other — 0.0%
8,236	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	113
	Food & Beverage — 0.9%
290,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	289,578
475,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	473,019
245,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	252,634
19,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	20,732
311,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	283,516
199,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	215,016
		1,534,495
	Gaming — 0.0%
50,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	52,971
	Government Owned - No Guarantee — 0.5%
955,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	937,747
	Health Insurance — 0.1%
97,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	90,457
	Healthcare — 0.6%
125,000	HCA, Inc., 4.900%, 11/15/2035	121,057
205,000	HCA, Inc., 5.125%, 6/15/2039	195,410
535,000	HCA, Inc., 5.600%, 4/01/2034	546,281
175,000	HCA, Inc., 5.750%, 3/01/2035	180,394
		1,043,142
	Home Construction — 0.7%
122,000	Dr. Horton, Inc., 5.000%, 10/15/2034	120,680
170,000	Dr. Horton, Inc., 5.500%, 10/15/2035	173,609
471,000	Meritage Homes Corp., 5.650%, 3/15/2035	476,222
Principal Amount (‡)	Description	Value (†)

	Home Construction — continued
$325,000	Sekisui House U.S., Inc., 6.000%, 1/15/2043	$298,111
85,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	87,478
		1,156,100
	Hybrid ARMs — 0.0%
849	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 5.460%, 2/01/2037(b)	864
4,102	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.840%, 6.546%, 9/01/2036(b)	4,231
		5,095
	Independent Energy — 2.3%
370,000	Aker BP ASA, 5.125%, 10/01/2034(a)	362,320
623,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	629,639
1,350,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,187,826
642,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	653,707
125,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	123,644
265,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	254,306
928,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	942,783
		4,154,225
	Leisure — 1.4%
325,000	Carnival Corp. Ltd., 5.750%, 8/01/2032(a)	328,174
283,000	Carnival Corp. Ltd., 6.125%, 2/15/2033(a)	286,437
351,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	339,968
152,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	150,879
700,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	705,882
550,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	557,753
185,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	189,088
		2,558,181
	Life Insurance — 1.9%
196,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	112,287
1,370,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	1,776,630
1,437,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	1,533,006
		3,421,923
	Lodging — 0.5%
95,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	96,524
51,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	50,563
202,000	Marriott International, Inc., 5.100%, 5/01/2038	194,806
475,000	Marriott International, Inc., 5.500%, 4/15/2037	479,564
		821,457
	Media Entertainment — 2.3%
173,000	AppLovin Corp., 5.125%, 12/01/2029	174,436
65,000	AppLovin Corp., 5.375%, 12/01/2031	65,907
1,210,000	AppLovin Corp., 5.500%, 12/01/2034	1,220,939
1,719,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	1,753,643
180,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	161,523
282,000	Meta Platforms, Inc., 5.625%, 11/15/2055	255,536
218,000	Meta Platforms, Inc., 6.300%, 5/15/2056	217,001
51,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	53,352
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — continued
$69,000	Paramount Global, 4.950%, 1/15/2031	$64,138
62,000	Paramount Global, 7.875%, 7/30/2030	65,116
		4,031,591
	Metals & Mining — 2.1%
200,000	Anglo American Capital PLC, 5.250%, 3/19/2036(a)	197,918
17,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	16,900
36,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	35,907
729,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	664,294
239,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	217,714
270,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	276,759
250,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	258,166
223,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	235,073
1,340,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	1,443,376
35,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	35,134
330,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	334,191
		3,715,432
	Midstream — 3.0%
205,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	187,876
85,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	88,747
152,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	138,592
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	132,664
588,000	Energy Transfer LP, 5.000%, 5/15/2044	516,799
420,000	Energy Transfer LP, 5.600%, 9/01/2034	428,642
465,000	Energy Transfer LP, 5.700%, 4/01/2035	477,246
125,000	NGPL PipeCo LLC, 5.600%, 8/15/2036(a)	124,310
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	4,126
13,000	Sunoco LP, 5.375%, 7/15/2031(a)	12,823
74,000	Sunoco LP, 5.625%, 3/15/2031(a)	73,460
95,000	Targa Resources Corp., 5.500%, 2/15/2035	95,892
785,000	Targa Resources Corp., 5.550%, 8/15/2035	794,028
202,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	206,678
237,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	246,950
103,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	107,303
225,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	246,940
180,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	201,865
120,000	Western Midstream Operating LP, 5.250%, 2/01/2050	104,108
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	169,778
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	31,878
102,000	Western Midstream Operating LP, 5.500%, 12/15/2035	100,924
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	22,285
491,000	Western Midstream Operating LP, 5.700%, 7/01/2036	491,884
274,000	Western Midstream Operating LP, 6.150%, 4/01/2033	285,787
120,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	122,831
		5,414,416
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — 2.7%
$380,000	BAY Trust, Series 2026-MDWS, Class A, 1 mo. USD SOFR + 1.643%, 5.243%, 6/15/2041(a)(b)	$379,053
160,000	BAY Trust, Series 2026-MDWS, Class B, 1 mo. USD SOFR + 2.043%, 5.643%, 6/15/2041(a)(b)	159,602
110,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.125%, 11/15/2042(a)(b)	110,241
100,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.425%, 11/15/2042(a)(b)	100,375
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 5.750%, 12/15/2038(a)(b)	94,831
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 6.050%, 12/15/2038(a)(b)	104,717
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 7.349%, 12/15/2038(a)(b)	65,063
170,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/2046(a)(b)	169,489
191,900	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.117%, 6/15/2041(a)(b)	192,020
100,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.175%, 12/15/2042(a)(b)	100,281
800,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	807,732
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	87,435
205,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	206,930
96,313	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.925%, 10/15/2042(a)(b)	96,524
93,692	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.825%, 2/15/2043(a)(b)	93,809
93,692	Extended Stay America Trust, Series 2026-ESH2, Class B, 1 mo. USD SOFR + 1.400%, 5.025%, 2/15/2043(a)(b)	93,985
93,692	Extended Stay America Trust, Series 2026-ESH2, Class C, 1 mo. USD SOFR + 1.600%, 5.225%, 2/15/2043(a)(b)	94,219
75,508	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	69,778
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	95,881
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)(f)	56,406
120,396	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.691%, 12/15/2047(a)(b)	117,985
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.225%, 1/15/2042(a)(b)	199,629
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.625%, 1/15/2042(a)(b)	99,815
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$200,000	Manhattan West Mortgage Trust, Series 2026-2MW, Class A, 5.499%, 6/10/2048(a)(b)	$201,426
8,472	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.848%, 10/15/2046(b)	8,195
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.213%, 9/15/2049(b)	463,819
79,618	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	76,881
100,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	81,750
105,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	106,262
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.868%, 12/15/2039(a)(b)	125,039
23,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)(f)	8,600
119,911	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.286%, 8/15/2046(b)	117,213
109,253	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	94,499
		4,879,484
	Oil Field Services — 0.1%
223,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	218,747
	Other REITs — 0.4%
125,000	Extra Space Storage LP, 2.350%, 3/15/2032	108,894
134,000	Extra Space Storage LP, 5.900%, 1/15/2031	139,001
431,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	432,489
		680,384
	Pharmaceuticals — 0.5%
75,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	69,348
1,165,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	899,233
		968,581
	Property & Casualty Insurance — 0.8%
221,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	219,433
110,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	111,572
85,000	Brown & Brown, Inc., 5.550%, 6/23/2035	84,816
456,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	451,520
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	493,374
76,000	Willis North America, Inc., 5.150%, 3/15/2036	74,517
		1,435,232
	Restaurants — 0.1%
276,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	260,558
	Retailers — 0.2%
360,000	Amazon.com, Inc., 4.875%, 3/13/2036	354,385
	Sovereigns — 2.5%
201,000	Angola Government International Bonds, 9.244%, 1/15/2031(a)	207,979
600,000	Chile Government International Bonds, 3.100%, 1/22/2061	374,880
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$600,000	Chile Government International Bonds, 3.250%, 9/21/2071	$377,430
200,000	Egypt Government International Bonds, 5.800%, 9/30/2027	200,048
225,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	228,184
211,000	Mexico Government International Bonds, 6.125%, 2/09/2038	206,991
301,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	302,612
301,000	Nigeria Government International Bonds, 8.631%, 1/13/2036	326,191
400,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	402,992
351,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	332,234
200,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	186,497
200,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	185,577
420,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	447,955
660,000	Romania Government International Bonds, 5.750%, 7/04/2036	631,126
		4,410,696
	Supranational — 0.3%
20,000,000	European Bank for Reconstruction & Development, 15.000%, 6/11/2028, (KZT)	41,582
30,000,000	European Bank for Reconstruction & Development, GMTN, 15.000%, 6/22/2027, (KZT)	62,483
30,000,000	International Bank for Reconstruction & Development, EMTN, 14.750%, 7/14/2027, (KZT)	62,004
40,000,000	International Bank for Reconstruction & Development, GMTN, 14.500%, 1/14/2028, (KZT)	83,712
90,000,000	International Finance Corp., GMTN, 14.750%, 11/19/2027, (KZT)	184,406
10,000,000	International Finance Corp., GMTN, 15.000%, 3/02/2027, (KZT)	20,497
		454,684
	Technology — 7.0%
435,000	Alphabet, Inc., 4.800%, 2/15/2036	427,625
700,000	Atlassian Corp., 5.500%, 5/15/2034	689,653
374,000	Beacon Point DC LLC, 6.129%, 11/30/2042(a)	377,212
264,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	224,258
226,000	Broadcom, Inc., 3.469%, 4/15/2034	202,946
505,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	463,677
567,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	559,842
390,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	384,413
422,000	Entegris, Inc., 4.750%, 4/15/2029(a)	417,024
183,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	180,205
242,000	HUT 8 DC LLC, 6.192%, 11/15/2042(a)	245,117
74,000	Intel Corp., 5.300%, 5/15/2036	73,630
642,000	Intuit, Inc., 5.500%, 6/15/2036	639,517
55,000	Leidos, Inc., 4.375%, 5/15/2030	53,855
540,000	Leidos, Inc., 5.000%, 3/15/2036	520,105
108,000	Leidos, Inc., 5.400%, 3/15/2032	109,383
325,000	Leidos, Inc., 5.500%, 3/15/2035	327,922
855,000	Leidos, Inc., 5.750%, 3/15/2033	880,215
271,000	MSCI, Inc., 5.250%, 9/01/2035	265,266
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$225,000	NetApp, Inc., 5.500%, 3/17/2032	$229,925
200,000	NetApp, Inc., 5.700%, 3/17/2035	204,607
547,000	NVIDIA Corp., 4.950%, 6/15/2036	542,204
614,000	Oracle Corp., 3.950%, 3/25/2051	392,826
595,000	Oracle Corp., 5.200%, 9/26/2035	557,043
148,000	Oracle Corp., 5.700%, 2/04/2036	143,331
325,000	Oracle Corp., 5.950%, 9/26/2055	276,191
28,000	Oracle Corp., 6.000%, 8/03/2055	23,839
401,000	Oracle Corp., 6.700%, 2/04/2056	377,426
348,000	Oracle Corp., 6.850%, 2/04/2066	323,914
892,000	Salesforce, Inc., 5.550%, 3/15/2036	891,324
340,000	Synopsys, Inc., 5.700%, 4/01/2055	329,727
340,000	TD SYNNEX Corp., 5.300%, 10/10/2035	334,700
290,000	TD SYNNEX Corp., 6.100%, 4/12/2034	301,789
450,000	Trimble, Inc., 6.100%, 3/15/2033	469,854
		12,440,565
	Treasuries — 16.6%
2,392(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	402,870
130,260,000	Hungary Government Bonds, 2.250%, 6/22/2034, (HUF)	342,348
73,460,000	Hungary Government Bonds, 3.000%, 8/21/2030, (HUF)	218,487
104,800,000	Hungary Government Bonds, 3.250%, 10/22/2031, (HUF)	309,313
55,490,000	Hungary Government Bonds, 7.000%, 10/24/2035, (HUF)	203,050
1,440,000	Malaysia Government Bonds, 3.519%, 4/20/2028, (MYR)	355,145
2,756,000	Malaysia Government Bonds, 4.054%, 4/18/2039, (MYR)	689,859
143,587(h )	Mexico Bonos, 8.000%, 7/31/2053, (MXN)	696,221
6,864,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	423,431
32,536,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	695,540
5,814,000	Turkiye Government Bonds, 36.780%, 10/13/2027, (TRY)	124,142
3,986,000	U.S. Treasury Bonds, 4.625%, 11/15/2045	3,828,428
3,585,000	U.S. Treasury Bonds, 4.625%, 2/15/2046(i)	3,441,040
6,080,000	U.S. Treasury Bonds, 5.000%, 5/15/2045	6,131,775
394,000	U.S. Treasury Notes, 3.500%, 11/30/2030	382,950
2,461,000	U.S. Treasury Notes, 3.500%, 2/28/2031	2,388,804
8,559,000	U.S. Treasury Notes, 3.875%, 3/31/2028	8,516,874
6,089,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	155,204
2,863,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	73,395
9,175,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	254,204
		29,633,080
	Wireless — 0.6%
286,000	Sprint Capital Corp., 8.750%, 3/15/2032	336,899
375,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	361,904
303,000	T-Mobile USA, Inc., 5.000%, 2/15/2036	296,400
108,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	111,830
		1,107,033
Principal Amount (‡)	Description	Value (†)

	Wirelines — 0.4%
$145,000	AT&T, Inc., 5.125%, 4/30/2036	$142,103
565,000	AT&T, Inc., 5.375%, 8/15/2035	567,610
		709,713
	Total Non-Convertible Bonds (Identified Cost $152,092,112)	150,999,577

Convertible Bonds — 0.3%
	Cable Satellite — 0.1%
24,849	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	77,591
3,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	3,433
		81,024
	Consumer Cyclical Services — 0.1%
6,000	Compass, Inc., 0.250%, 4/15/2031(a)	6,516
9,000	DoorDash, Inc., Zero Coupon, 5/15/2030	8,865
8,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	7,824
158,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	188,968
		212,173
	Consumer Products — 0.0%
9,000	Spectrum Brands, Inc., 3.375%, 6/01/2029	9,357
	Diversified Manufacturing — 0.0%
3,000	Advanced Energy Industries, Inc., Zero Coupon, 5/15/2031(a)	3,279
3,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(a)	5,485
5,000	Itron, Inc., 1.375%, 7/15/2030	4,980
		13,744
	Electric — 0.0%
6,000	Evergy, Inc., 4.500%, 12/15/2027	8,535
10,000	FirstEnergy Corp., 3.875%, 1/15/2031	11,102
7,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	8,341
		27,978
	Environmental — 0.0%
5,000	Tetra Tech, Inc., 2.250%, 8/15/2028	5,253
	Financial Other — 0.0%
2,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(a)	2,206
691,365	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	12,099
		14,305
	Food & Beverage — 0.0%
6,000	Post Holdings, Inc., 2.500%, 8/15/2027	6,210
	Industrial Other — 0.0%
5,000	Fluor Corp., 1.125%, 8/15/2029	6,615
4,000	Granite Construction, Inc., 3.250%, 6/15/2030	8,368
		14,983
	Leisure — 0.0%
3,000	NCL Corp. Ltd., 0.875%, 4/15/2030	3,341
	Metals & Mining — 0.0%
6,000	B2Gold Corp., 2.750%, 2/01/2030(a)	8,337
	Midstream — 0.0%
5,000	UGI Corp., 5.000%, 6/01/2028	6,690
	Pharmaceuticals — 0.0%
3,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	3,581
6,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	6,593
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$6,000	Indivior Pharmaceuticals, Inc., 0.625%, 3/15/2031(a)	$7,292
6,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	10,260
4,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	3,630
		31,356
	Restaurants — 0.0%
3,000	Cheesecake Factory, Inc., 2.000%, 3/15/2030	3,818
	Retail REITs — 0.0%
4,000	Federal Realty OP LP, 3.250%, 1/15/2029(a)	4,404
	Retailers — 0.0%
7,000	Etsy, Inc., 1.000%, 6/15/2030	8,114
3,000	Freshpet, Inc., 3.000%, 4/01/2028	3,480
		11,594
	Technology — 0.1%
8,000	Amkor Technology, Inc., Zero Coupon, 7/15/2031(a)	9,534
8,000	Ciena Corp., Zero Coupon, 9/15/2031(a)	8,420
5,000	Cloudflare, Inc., Zero Coupon, 6/15/2030	6,325
6,000	Guidewire Software, Inc., 1.250%, 11/01/2029	5,760
2,000	InterDigital, Inc., 3.500%, 6/01/2027	7,317
2,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(a)	9,225
6,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	6,906
4,000	MKS, Inc., 1.250%, 6/01/2030	11,774
5,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	9,235
7,000	Nutanix, Inc., 0.500%, 12/15/2029	6,884
6,000	Onto Innovation, Inc., Zero Coupon, 6/01/2031(a)	7,926
11,000	Rubrik, Inc., Zero Coupon, 6/15/2030	11,231
1,000	Seagate HDD Cayman, 3.500%, 6/01/2028	11,667
6,000	SiTime Corp., Zero Coupon, 6/15/2031	6,639
8,000	Snowflake, Inc., Zero Coupon, 10/01/2029	14,145
		132,988
	Total Convertible Bonds (Identified Cost $1,152,891)	587,555

Municipals — 0.3%
	Virginia — 0.3%
775,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $767,508)	573,212
	Total Bonds and Notes (Identified Cost $154,012,511)	152,160,344

Senior Loans — 6.3%
	Aerospace & Defense — 0.0%
44,887	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.144%, 2/13/2033(b)(j)	44,880
	Automotive — 0.2%
294,263	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.375%, 1/02/2033(b)(j)	293,712
27,826	First Brands Group LLC, 2021 Term Loan, 10.764% PIK, 3/30/2027(e)(k)	15
33,341	First Brands Group LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 7.114%, 10.764%, 3/30/2027(k)	17
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$24,365	First Brands Group LLC, 2025 DIP Term Loan, 13.645% PIK, 6/29/2027(e)(j)(k)	$3,564
70,206	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.645% PIK, 6/29/2027(b)(e)(j)(k)	23
		297,331
	Brokerage — 0.1%
100,849	Citadel Securities LP, 2026 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.661%, 6/10/2033(b)(j)	100,605
	Building Materials — 0.1%
120,000	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.246%, 2/28/2033(b)(j)	120,950
51,000	Core & Main LP, 2026 Term Loan B, 7/01/2033(l)	50,873
90,591	QXO, Inc., 2026 Term Loan B, 4/30/2032(l)	90,339
		262,162
	Chemicals — 0.2%
325,747	Qnity Electronics, Inc., 2026 Term Loan B, 11/01/2032(l)	326,082
	Construction Machinery — 0.1%
74,489	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 10/08/2031(b)(j)	74,512
79,190	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 2/14/2031(b)(j)	79,784
		154,296
	Consumer Cyclical Services — 0.3%
55,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 4/06/2028(b)(j)	55,114
462,625	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 6/22/2030(b)(j)	462,394
		517,508
	Diversified Manufacturing — 0.1%
106,620	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.633%, 2/11/2028(b)(j)	106,665
	Electric — 0.5%
884,171	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.419%, 4/16/2031(b)(j)	882,818
	Environmental — 0.2%
299,103	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.144%, 10/08/2032(b)(j)	299,850
	Gaming — 0.6%
291,312	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.374%, 3/04/2032(b)(j)	290,613
735,823	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 11/30/2030(b)(j)	728,281
108,900	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.732%, 6/04/2032(b)(j)	108,322
		1,127,216
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Healthcare — 0.9%
$71,820	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.394%, 1/15/2031(b)(j)	$71,910
459,931	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/09/2031(b)(j)	458,997
1,174,057	Medline Borrower LP, 2026 Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 5/30/2033(b)(j)	1,166,215
		1,697,122
	Industrial Other — 0.2%
372,882	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/23/2031(b)	372,356
	Lodging — 0.6%
318,815	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.398%, 11/08/2030(b)	319,268
795,008	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 5/24/2030(b)(j)	795,087
		1,114,355
	Media Entertainment — 0.6%
880,731	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 6/03/2033(b)(j)	880,651
177,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(l)	177,381
		1,058,032
	Metals & Mining — 0.2%
352,515	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 3/11/2032(b)(j)	351,545
	Pharmaceuticals — 0.3%
630,000	BioMarin Pharmaceutical, Inc., Term Loan B, 6 mo. USD SOFR + 1.750%, 5.428%, 4/27/2033(b)(j)	629,685
	Property & Casualty Insurance — 0.2%
92,768	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 12/29/2031(b)(j)	91,402
203,466	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.000%, 6.690%, 2/15/2031(b)(j)	196,473
5,970	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.125%, 5/27/2031(b)(j)	5,839
		293,714
	Retailers — 0.1%
107,169	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.652%, 8/18/2032(b)(j)	106,946
	Technology — 0.7%
181,545	CACI International, Inc., 2026 Incremental Term Loan B2, 1 mo. USD SOFR + 1.750%, 5.394%, 3/09/2033(b)(j)	181,091
67,207	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 11/17/2031(l)	68,537
24,504	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(m)	24,989
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$13,496	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 3 mo. USD SOFR + 4.500%, 0.500%, 11/17/2031(b)	$13,763
70,072	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 1/31/2030(b)(j)	68,540
924,252	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.394%, 6/24/2031(b)(j)	921,526
		1,278,446
	Wireless — 0.1%
200,891	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.400%, 1/25/2031(b)(j)	201,018
	Total Senior Loans (Identified Cost $11,376,120)	11,222,632

Collateralized Loan Obligations — 6.3%
141,538	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 4.825%, 7/20/2031(a)(b)	141,529
250,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.034%, 7/22/2038(a)(b)	250,632
265,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.060%, 10/16/2037(a)(b)	265,464
38,140	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R3, 3 mo. USD SOFR + 1.000%, 4.675%, 7/18/2030(a)(b)	38,137
250,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 4.976%, 10/23/2038(a)(b)	250,317
250,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 4.935%, 10/20/2038(a)(b)	250,069
465,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.064%, 10/22/2037(a)(b)	465,836
795,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 4.995%, 1/18/2038(a)(b)	796,946
250,000	CIFC Funding Ltd., Series 2019-4A, Class A1R2, 3 mo. USD SOFR + 1.300%, 4.973%, 7/15/2038(a)(b)	250,305
250,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 4.955%, 10/19/2038(a)(b)	250,094
255,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.045%, 7/20/2038(a)(b)	255,188
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 4.973%, 1/15/2031(a)(b)	455,199
330,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.025%, 10/20/2038(a)(b)	330,359
300,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 4.945%, 10/20/2038(a)(b)	300,412
250,000	GCP CLO Warehouse JP Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 4.933%, 10/15/2038(a)(b)	250,348
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$550,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.003%, 1/15/2038(a)(b)	$551,410
335,000	Magnetite XLVIII Ltd., Series 2025-48A, Class A1, 3 mo. USD SOFR + 1.280%, 4.953%, 10/15/2038(a)(b)	335,502
305,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 4.935%, 10/20/2038(a)(b)	305,278
250,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.007%, 10/25/2038(a)(b)	250,438
250,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.045%, 7/20/2037(a)(b)	250,000
250,000	OCP CLO Ltd., Series 2020-18AR, Class A1R3, 3 mo. USD SOFR + 1.220%, 0.000%, 7/21/2039(a)(b)(n)	249,999
500,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.002%, 1/21/2038(a)(b)	500,625
375,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 4.935%, 7/18/2037(a)(b)	375,227
250,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 4.925%, 10/19/2038(a)(b)	250,375
690,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.273%, 7/15/2037(a)(b)	690,069
725,000	Palmer Square BDC CLO 1 Ltd., Series 1AR, Class AR, 3 mo. USD SOFR + 1.270%, 0.000%, 7/15/2039(a)(b)(n)	724,996
370,000	Rad CLO 26 Ltd., Series 2024-26A, Class A, 3 mo. USD SOFR + 1.370%, 5.045%, 10/20/2037(a)(b)	370,628
285,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 4.963%, 10/15/2038(a)(b)	285,495
325,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 4.983%, 10/15/2038(a)(b)	325,419
250,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 5.417%, 10/24/2037(a)(b)	250,403
285,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.380%, 10/17/2038(a)(b)	285,732
250,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.375%, 4/20/2038(a)(b)	250,198
335,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.043%, 7/15/2037(a)(b)	335,542
	Total Collateralized Loan Obligations (Identified Cost $11,130,070)	11,138,171

Shares	Description	Value (†)
Preferred Stocks — 0.2%

Convertible Preferred Stocks — 0.2%
	Chemicals — 0.0%
100	Albemarle Corp., 7.250%	$5,535
	Electric — 0.0%
250	PG&E Corp., Series A, 6.000%	10,342
	Technology — 0.2%
3,000	Alphabet, Inc., Series A, 6.250%	152,670
3,500	Alphabet, Inc., Series B, 6.250%	176,050
100	Oracle Corp., Series D, 6.500%	4,495
		333,215
	Total Convertible Preferred Stocks (Identified Cost $347,441)	349,092
	Total Preferred Stocks (Identified Cost $347,441)	349,092

Principal Amount (‡)
Short-Term Investments — 2.4%
$4,285,306	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $4,285,562 on 7/01/2026 collateralized by $2,754,600 U.S. Treasury Inflation Indexed Bond, 1.750% due 1/15/2028 valued at $4,371,132 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,285,306)	4,285,306
	Total Investments — 100.6% (Identified Cost $181,151,448)	179,155,545
	Other assets less liabilities — (0.6)%	(1,080,812)
	Net Assets — 100.0%	$178,074,733

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to $76,112,534 or 42.7% of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Non-income producing security.
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund (continued)
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
1.00%, to which the spread is added.

(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Unfunded, or partially unfunded, commitment. See Note 2 of Notes to Financial Statements.
(n)	New issue unsettled as of June 30, 2026. Coupon rate does not take effect until settlement date.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
DIP	Debtor In Possession
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
HUF	Hungarian Forint
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
UZS	Uzbekistan Som
ZAR	South African Rand
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	74	$15,256,855	$15,253,828	$(3,027)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	119	12,689,810	12,738,578	48,768
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/21/2026	90	10,123,242	10,454,063	330,821
Total					$376,562
At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	50	$5,588,288	$5,623,438	$(35,150)
See accompanying notes to financial statements.
| 28

Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Income Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$4,479,727,402	$181,151,448
Net unrealized depreciation	(107,079,768)	(1,995,903)
Investments at value	4,372,647,634	179,155,545
Cash	2,804,500	49,720
Foreign currency at value (identified cost $2,814,884 and $203,530, respectively)	2,814,883	203,530
Receivable for Fund shares sold	1,308,052	—
Receivable for securities sold	10,827,705	272,060
Dividends and interest receivable	50,982,423	1,900,906
Prepaid expenses	548	548
TOTAL ASSETS	4,441,385,745	181,582,309
LIABILITIES
Options written, at value (premiums received $505,314 and $0, respectively) (Note 2)	351,565	—
Payable for securities purchased	61,680,768	3,046,734
Unfunded commitments (Note 2)	47,333,507	24,504
Payable for Fund shares redeemed	11,576,515	—
Payable for variation margin on futures contracts (Note 2)	1,480,022	78,980
Management fees payable (Note 6)	1,693,416	46,948
Deferred Trustees’ fees (Note 6)	2,689,789	224,996
Administrative fees payable (Note 6)	150,281	6,191
Payable to distributor (Note 6d)	37,535	—
Audit and tax services fees payable	38,798	34,984
Other accounts payable and accrued expenses	289,597	44,239
TOTAL LIABILITIES	127,321,793	3,507,576
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$4,314,063,952	$178,074,733
NET ASSETS CONSIST OF:
Paid-in capital	$5,416,808,309	$202,593,999
Accumulated loss	(1,102,744,357)	(24,519,266)
NET ASSETS	$4,314,063,952	$178,074,733
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$3,104,198,888	$178,074,733
Shares of beneficial interest	259,563,283	17,358,471
Net asset value, offering and redemption price per share	$11.96	$10.26
Retail Class:
Net assets	$594,715,179	$—
Shares of beneficial interest	50,081,251	—
Net asset value, offering and redemption price per share	$11.88	$—
Admin Class shares:
Net assets	$29,251,281	$—
Shares of beneficial interest	2,472,550	—
Net asset value, offering and redemption price per share	$11.83	$—
Class N shares:
Net assets	$585,898,604	$—
Shares of beneficial interest	49,071,850	—
Net asset value, offering and redemption price per share	$11.94	$—

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
29 |

Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	Income Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$136,247,470	$5,565,665
Dividends	193,620	—
	136,441,090	5,565,665
Expenses
Management fees (Note 6)	12,050,125	358,532
Service and distribution fees (Note 6)	833,119	—
Administrative fees (Note 6)	913,393	37,977
Trustees' fees and expenses (Note 6)	179,483	24,074
Transfer agent fees and expenses (Notes 6, 7 and 8)	1,607,338	3,595
Audit and tax services fees	36,461	32,634
Custodian fees and expenses	112,797	36,350
Legal fees	86,993	3,505
Registration fees	68,994	9,949
Shareholder reporting expenses	97,991	8,742
Miscellaneous expenses	79,702	24,762
Total expenses	16,066,396	540,120
Less waiver and/or expense reimbursement (Note 6)	(1,567,243)	(65,013)
Less expense offset (Note 8)	(13,181)	(73)
Net expenses	14,485,972	475,034
Net investment income	121,955,118	5,090,631
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	8,057,458	(726,830)
Futures contracts	(37,215,893)	(1,014,454)
Options written	2,237,415	—
Forward foreign currency contracts (Note 2d)	(102,299)	—
Foreign currency transactions (Note 2c)	(360,047)	(8,356)
Net change in unrealized appreciation (depreciation) on:
Investments	(77,377,411)	(2,250,177)
Futures contracts	(3,937,478)	501,402
Options written	(3,810,502)	—
Forward foreign currency contracts (Note 2d)	(32,046)	—
Foreign currency translations (Note 2c)	(99,016)	(2,704)
Net realized and unrealized loss on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions	(112,639,819)	(3,501,119)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,315,299	$1,589,512
See accompanying notes to financial statements.
| 30

Statements of Changes in Net Assets

	Income Fund		Investment Grade Fixed Income Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$121,955,118	$236,916,362	$5,090,631	$10,606,479
Net realized loss on investments, futures contracts, written options, forward foreign currency contracts and foreign currency transactions	(27,383,366)	(168,734,882)	(1,749,640)	(3,545,174)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, written options, forward foreign currency contracts and foreign currency translations	(85,256,453)	317,840,412	(1,751,479)	8,326,165
Net increase in net assets resulting from operations	9,315,299	386,021,892	1,589,512	15,387,470
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(80,234,380)	(148,074,888)	(5,006,520)	(10,787,694)
Retail Class	(15,195,309)	(29,104,860)	—	—
Admin Class	(687,872)	(1,174,165)	—	—
Class N	(15,076,882)	(25,553,513)	—	—
Total distributions	(111,194,443)	(203,907,426)	(5,006,520)	(10,787,694)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	8,097,064	(151,083,025)	(9,710,750)	(36,451,931)
Net increase (decrease) in net assets	(93,782,080)	31,031,441	(13,127,758)	(31,852,155)
NET ASSETS
Beginning of the period	4,407,846,032	4,376,814,591	191,202,491	223,054,646
End of the period	$4,314,063,952	$4,407,846,032	$178,074,733	$191,202,491
See accompanying notes to financial statements.
31 |

Financial Highlights
For a share outstanding throughout each period.

	Income Fund – Institutional Class
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$12.24	$11.75	$11.64	$11.35	$13.62	$13.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.65	0.62	0.54	0.42	0.34
Net realized and unrealized gain (loss)	(0.31)	0.40	0.14	0.34	(2.11)	0.09
Total from Investment Operations	0.03	1.05	0.76	0.88	(1.69)	0.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.56)	(0.65)	(0.59)	(0.58)	(0.39)
Net asset value, end of the period	$11.96	$12.24	$11.75	$11.64	$11.35	$13.62
Total return(b)	0.26%(c)	9.14%	6.70%	8.05%	(12.49)%	3.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,104,199	$3,173,540	$3,187,651	$3,386,079	$3,759,888	$5,776,109
Net expenses(d)	0.64%(e)	0.64%(f)	0.66%(g)	0.67%(h)	0.67%	0.67%
Gross expenses	0.72%(e)	0.71%	0.72%	0.71%	0.69%	0.68%
Net investment income	5.69%(e)	5.42%	5.28%	4.75%	3.44%	2.47%
Portfolio turnover rate	38%	104%	62%	30%	23%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2025, the expense limit decreased from 0.65% to 0.64%.
(g)	Effective July 1, 2024, the expense limit decreased from 0.66% to 0.65%.
(h)	Effective July 1, 2023, the expense limit decreased from 0.67% to 0.66%.
See accompanying notes to financial statements.
| 32

Financial Highlights (continued)
For a share outstanding throughout each period.

	Income Fund – Retail Class
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$12.16	$11.67	$11.57	$11.28	$13.55	$13.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.62	0.58	0.51	0.39	0.30
Net realized and unrealized gain (loss)	(0.30)	0.40	0.14	0.34	(2.11)	0.10
Total from Investment Operations	0.02	1.02	0.72	0.85	(1.72)	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.53)	(0.62)	(0.56)	(0.55)	(0.36)
Net asset value, end of the period	$11.88	$12.16	$11.67	$11.57	$11.28	$13.55
Total return(b)	0.06%(c)	8.93%	6.38%	7.83%	(12.78)%	2.98%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$594,715	$639,592	$670,561	$740,592	$861,223	$1,248,925
Net expenses(d)	0.89%(e)	0.90%(f)	0.91%(g)	0.92%(h)	0.92%	0.92%
Gross expenses	0.97%(e)	0.96%	0.97%	0.96%	0.94%	0.93%
Net investment income	5.44%(e)	5.16%	5.03%	4.50%	3.20%	2.22%
Portfolio turnover rate	38%	104%	62%	30%	23%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2025, the expense limit decreased from 0.90% to 0.89%.
(g)	Effective July 1, 2024, the expense limit decreased from 0.91% to 0.90%.
(h)	Effective July 1, 2023, the expense limit decreased from 0.92% to 0.91%.
See accompanying notes to financial statements.
33 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Income Fund– Admin Class
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$12.11	$11.63	$11.53	$11.24	$13.49	$13.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.59	0.56	0.49	0.36	0.27
Net realized and unrealized gain (loss)	(0.31)	0.39	0.13	0.34	(2.09)	0.09
Total from Investment Operations	—	0.98	0.69	0.83	(1.73)	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.50)	(0.59)	(0.54)	(0.52)	(0.32)
Net asset value, end of the period	$11.83	$12.11	$11.63	$11.53	$11.24	$13.49
Total return(b)	0.02%(c)	8.60%	6.24%	7.50%	(12.91)%	2.74%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$29,251	$29,263	$28,015	$30,522	$30,678	$44,562
Net expenses(d)	1.10%(e)(f)	1.13%(g)(h)	1.12%(i)(j)	1.13%(k)(l)	1.13%(k)	1.15%(m)
Gross expenses	1.17%(e)(f)	1.20%(h)	1.19%(i)	1.17%(k)	1.15%(k)	1.16%(m)
Net investment income	5.23%(e)	4.93%	4.81%	4.31%	2.99%	1.99%
Portfolio turnover rate	38%	104%	62%	30%	23%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes refund of prior year service fee of 0.04%. See Note 6b of Notes to Financial Statements.
(g)	Effective July 1, 2025, the expense limit decreased from 1.15% to 1.14%.
(h)	Includes refund of prior year service fee of 0.01%.
(i)	Includes refund of prior year service fee of 0.03%.
(j)	Effective July 1, 2024, the expense limit decreased from 1.16% to 1.15%.
(k)	Includes refund of prior year service fee of 0.04%.
(l)	Effective July 1, 2023, the expense limit decreased from 1.17% to 1.16%.
(m)	Includes refund of prior year service fee of 0.02%.
See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.

	Income Fund– Class N
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$12.22	$11.73	$11.63	$11.33	$13.60	$13.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.66	0.62	0.55	0.43	0.35
Net realized and unrealized gain (loss)	(0.30)	0.40	0.13	0.35	(2.11)	0.08
Total from Investment Operations	0.04	1.06	0.75	0.90	(1.68)	0.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.57)	(0.65)	(0.60)	(0.59)	(0.40)
Net asset value, end of the period	$11.94	$12.22	$11.73	$11.63	$11.33	$13.60
Total return	0.29%(b)(c)	9.21%(b)	6.76%(b)	8.12%(b)	(12.46)%	3.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$585,899	$565,451	$490,587	$400,409	$439,999	$519,821
Net expenses	0.59%(d)(e)	0.59%(d)(f)	0.60%(d)(g)	0.62%(d)(h)	0.61%	0.61%
Gross expenses	0.64%(e)	0.63%	0.64%	0.63%	0.61%	0.61%
Net investment income	5.74%(e)	5.47%	5.33%	4.81%	3.54%	2.56%
Portfolio turnover rate	38%	104%	62%	30%	23%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2025, the expense limit decreased from 0.60% to 0.59%.
(g)	Effective July 1, 2024, the expense limit decreased from 0.61% to 0.60%.
(h)	Effective July 1, 2023, the expense limit decreased from 0.62% to 0.61%.
See accompanying notes to financial statements.
35 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$10.46	$10.24	$10.40	$10.04	$11.86	$12.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.52	0.48	0.40	0.29	0.29
Net realized and unrealized gain (loss)	(0.20)	0.24	(0.16)	0.38	(1.70)	(0.19)
Total from Investment Operations	0.09	0.76	0.32	0.78	(1.41)	0.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.54)	(0.48)	(0.42)	(0.31)	(0.30)
Net realized capital gains	—	—	—	—	(0.10)	(0.41)
Total Distributions	(0.29)	(0.54)	(0.48)	(0.42)	(0.41)	(0.71)
Net asset value, end of the period	$10.26	$10.46	$10.24	$10.40	$10.04	$11.86
Total return	0.87%(b)(c)	7.59%(b)	3.14%(b)	8.00%(b)	(11.98)%	0.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$178,075	$191,202	$223,055	$195,375	$193,489	$243,490
Net expenses	0.53%(d)(e)	0.53%(d)	0.53%(d)	0.54%(d)(f)	0.52%	0.52%
Gross expenses	0.60%(e)	0.59%	0.57%	0.55%	0.52%	0.52%
Net investment income	5.68%(e)	5.05%	4.61%	3.93%	2.72%	2.33%
Portfolio turnover rate	35%	76%	38%	41%	35%	85%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2023, the expense limit decreased from 0.55% to 0.53%.
See accompanying notes to financial statements.
| 36

Notes to Financial Statements
June 30, 2026 (Unaudited)
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Income Fund (“Income Fund”)
Loomis Sayles Investment Grade Fixed Income Fund ("Investment Grade Fixed Income Fund")
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. In addition, Income Fund also offers Retail Class, Admin Class and Class N shares.
Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Income Fund and $3,000,000 for Investment Grade Fixed Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II, Loomis Sayles Credit Income Opportunities Fund (collectively, the “Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class) and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
37 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Debt securities, including private credit securities, and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation
| 38

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
(depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
39 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. TBA closeout transactions are accounted for as separate purchase and sale commitments and are presented on a gross basis in the Statements of Assets and Liabilities.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2026.
h. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2026 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
i. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as defaulted and/or non-income producing securities, premium amortization, convertible bond adjustments, corporate actions, foreign currency gains and losses, return of capital distributions received, perpetual bond adjustments, capital gain distributions received, capital gains taxes and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, defaulted and/or non-income producing securities, return of capital distributions received, corporate actions, capital gain distributions received, premium amortization, forward foreign currency contract mark-to-market, capital gains taxes, options contract mark-to-market, straddle loss deferral adjustments, convertible bond adjustments and futures contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. In connection with Income Fund's strategy of managing distributions throughout the year to
| 40

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
target a specific and predictable level of monthly distributions, the Fund may distribute amounts that represent a return of capital. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2025 was as follows:
	2025 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Income Fund	$203,907,426	$ —	$203,907,426
Investment Grade Fixed Income Fund	10,787,694	—	10,787,694
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2025, capital loss carryforwards were as follows:
	Income Fund	Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(3,197,441)	$(3,817,130)
Long-term:
No expiration date	(963,148,700)	(16,766,062)
Total capital loss carryforward	$(966,346,141)	$(20,583,192)
As of June 30, 2026, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Income Fund	Investment Grade Fixed Income Fund
Federal tax cost	$4,485,348,974	$181,248,940
Gross tax appreciation	$83,320,324	$2,702,150
Gross tax depreciation	(198,350,766)	(4,454,133)
Net tax depreciation	$(115,030,442)	$(1,751,983)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
j. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
41 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
k. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2026, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
m. Unfunded Commitments. A Fund may enter into investments that include unfunded commitments to provide additional financing to borrowers. Such commitments are generally made in connection with senior secured loans, delayed draw term loans, revolving credit facilities, private credit investments, and other privately negotiated lending arrangements. Unfunded commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded commitments may have a similar effect on a Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the instruments were owned on a settled basis. Gains or losses may arise due to changes in the value of the unfunded commitments and will be recognized as such on the Statements of Operations. The Fund expects to satisfy future funding requirements through a combination of cash balances, proceeds from investment sales, borrowings under credit facilities, and other liquidity management activities.
Unfunded commitments outstanding at the end of the period, if any, are summarized below and are also footnoted in each applicable Fund's Portfolio of Investments.
Income Fund
Investment	Type	Unfunded Commitment
CoreWeave Financing DDTL V LLC	Senior Loan	$1,373,507
QXO, Inc.	Private Credit	2,920,000
Big Sky Funding LLC	Private Credit	43,040,000
		$47,333,507

Investment Grade Fixed Income Fund
Investment	Type	Unfunded Commitment
CoreWeave Financing DDTL V LLC	Senior Loan	$24,504
		$24,504
n. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration
| 42

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
43 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2026, at value:
Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$232,171,643	$6,769,737	$238,941,380
All Other Non-Convertible Bonds(a)	—	3,269,930,194	—	3,269,930,194
Total Non-Convertible Bonds	—	3,502,101,837	6,769,737	3,508,871,574
Convertible Bonds(a)	—	8,110,067	—	8,110,067
Municipals(a)	—	30,517,051	—	30,517,051
Total Bonds and Notes	—	3,540,728,955	6,769,737	3,547,498,692
Senior Loans(a)	—	323,232,471	—	323,232,471
Equity-Linked Notes	—	170,424,369	—	170,424,369
Collateralized Loan Obligations	—	80,583,206	—	80,583,206
Private Credit
ABS Other	—	—	5,085,662	5,085,662
Banking	—	—	21,689,774	21,689,774
Building Materials	—	—	9,394,000	9,394,000
Technology	—	—	42,912,451	42,912,451
Total Private Credit	—	—	79,081,887	79,081,887
Preferred Stocks
Convertible Preferred Stocks(a)	10,897,204	—	—	10,897,204
Non-Convertible Preferred Stocks
Home Construction	1,095,404	—	—	1,095,404
Office REITs	—	—	2,203,097	2,203,097
Total Non-Convertible Preferred Stocks	1,095,404	—	2,203,097	3,298,501
Total Preferred Stocks	11,992,608	—	2,203,097	14,195,705
Short-Term Investments	—	157,631,304	—	157,631,304
Total Investments	11,992,608	4,272,600,305	88,054,721	4,372,647,634
Futures Contracts (unrealized appreciation)	14,968,949	—	—	14,968,949
Total	$26,961,557	$4,272,600,305	$88,054,721	$4,387,616,583

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(351,565)	$ —	$ —	$(351,565)
Futures Contracts (unrealized depreciation)	(17,451,800)	—	—	(17,451,800)
Total	$(17,803,365)	$ —	$ —	$(17,803,365)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 44

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

Investment Grade Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$14,026,293	$199,992	$14,226,285
Collateralized Mortgage Obligations	—	194,502	78,791	273,293
All Other Non-Convertible Bonds(a)	—	136,499,999	—	136,499,999
Total Non-Convertible Bonds	—	150,720,794	278,783	150,999,577
Convertible Bonds(a)	—	587,555	—	587,555
Municipals(a)	—	573,212	—	573,212
Total Bonds and Notes	—	151,881,561	278,783	152,160,344
Senior Loans(a)	—	11,222,632	—	11,222,632
Collateralized Loan Obligations	—	11,138,171	—	11,138,171
Preferred Stocks(a)	349,092	—	—	349,092
Short-Term Investments	—	4,285,306	—	4,285,306
Total Investments	349,092	178,527,670	278,783	179,155,545
Futures Contracts (unrealized appreciation)	379,589	—	—	379,589
Total	$728,681	$178,527,670	$278,783	$179,535,134

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(38,177)	$ —	$ —	$(38,177)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2025 and/or June 30, 2026:
Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$ —	$ —	$ —	$6,769,737	$ —	$ —	$ —	$6,769,737	$ —
Private Credit
ABS Other	—	—	—	(276,987)	5,400,000	(37,351)	—	—	5,085,662	(276,987)
Banking	—	—	—	(160,226)	21,850,000	—	—	—	21,689,774	(160,226)
Building Materials	—	—	—	644,000	8,750,000	—	—	—	9,394,000	644,000
Technology	—	—	—	(127,549)	43,040,000	—	—	—	42,912,451	(127,549)
45 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$2,068,666	$ —	$ —	$134,431	$ —	$ —	$ —	$ —	$2,203,097	$134,431
Total	$2,068,666	$ —	$ —	$213,669	$85,809,737	$(37,351)	$ —	$ —	$88,054,721	$213,669

Investment Grade Fixed Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Other	$ —	$ —	$ —	$ —	$199,992	$ —	$ —	$ —	$199,992	$ —
Collateralized Mortgage Obligations	87,386	—	356	(2,894)	—	(6,057)	—	—	78,791	(2,316)
Total	$87,386	$ —	$356	$(2,894)	$199,992	$(6,057)	$ —	$ —	$278,783	$(2,316)
| 46

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Income Fund as of June 30, 2026, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Private Credit
	ABS Other[1]	Income Approach	Option-Adjusted Spread	N/A	$5,085,662
	Banking[2]	Market Approach	Credit Spread	2.2-2.6%	21,689,774
	Building Materials[3]	Income/Market Approach	Credit Spread	4.00%	—
			Volatility	40.00%	9,394,000
	Technology[4]	Income/Market Approach	Credit Spread	1.90%	42,912,451
Preferred Stocks
Non-Convertible Preferred Stocks
	Office REITs[5]	Market Approach	Premium to Unsecured Debt Spread	4.60%	—
			Liquidity Premium	0.50%	2,203,097
	Total				$81,284,984
Significant changes in input values could have a material effect on the fair value measurement.

[1]
There is an inverse relationship between the option-adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

[2]
There is an inverse relationship between the credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

[3]
There is an inverse relationship between the credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. There is a direct relationship between volatility and the fair value measurement meaning a significant increase in any of those input values in isolation would have resulted in a higher fair value measurement, and vice versa.

[4]
There is an inverse relationship between the discount rate and credit spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

[5]
There is an inverse relationship between the premium to unsecured debt spread and liquidity premium and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa.

4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts and option contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2026, Income Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts, purchased call options and written call options to hedge against changes in interest rates. The Funds may also use futures contracts to manage duration without having to buy or sell portfolio securities and gain investment exposure. During the six months ended June 30, 2026, the Funds used futures contracts to manage duration. Income Fund also engaged in option contracts for duration management.
47 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
The following is a summary of derivative instruments for Income Fund as of June 30, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$14,968,949

Liabilities	Options written at value	Unrealized depreciation on futures contracts[1]	Total
Exchange-traded liability derivatives
Interest rate contracts	$(351,565)	$(17,451,800)	$(17,803,365)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Income Fund during the six months ended June 30, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$475,137	$ —	$(37,215,893)	$2,237,415
Foreign exchange contracts	—	(102,299)	—	—
Total	$475,137	$(102,299)	$(37,215,893)	$2,237,415

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$2,881,058	$ —	$(3,937,478)	$(3,810,502)
Foreign exchange contracts	—	(32,046)	—	—
Total	$2,881,058	$(32,046)	$(3,937,478)	$(3,810,502)

1	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
The following is a summary of derivative instruments for Investment Grade Fixed Income Fund as of June 30, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$379,589
| 48

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(38,177)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Fixed Income Fund during the six months ended June 30, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(1,014,454)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$501,402
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the six months ended June 30, 2026. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts	Options purchased	Options written
Income Fund	$5,138,913,100	$8,709,263	$1,271,808,808	$1,662,894,731
Investment Grade Fixed Income Fund	50,880,694	—	—	—
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
49 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
5.Purchases and Sales of Securities. For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term investments and option contracts and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Income Fund	$459,803,031	$520,279,207	$1,125,823,808	$1,127,227,503
Investment Grade Fixed Income Fund	18,220,559	24,309,578	43,132,960	46,170,326
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $3 billion	Next $22 billion	Over $25 billion
Income Fund	0.59%	0.49%	0.48%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%
Effective July 1, 2026, Income Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $3 billion	Over $3 billion
Income Fund	0.59%	0.48%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2027, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2026, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Income Fund	0.64%	0.89%	1.14%	0.59%
Investment Grade Fixed Income Fund	0.53%	— %	— %	— %
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 50

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
For the six months ended June 30, 2026, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Income Fund	$12,050,125	$1,567,243	$10,482,882	0.56%	0.49%
Investment Grade Fixed Income Fund	358,532	65,013	293,519	0.40%	0.33%

[1]	Management fee waivers are subject to possible recovery until December 31, 2027.
No expenses were recovered for either Fund during the six months ended June 30, 2026 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, Income Fund has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).
Under the Retail Class Plan, Income Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
Under the Admin Class Plan, Income Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the six months ended June 30, 2026, the service and distribution fees for Income Fund were as follows:
	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Income Fund	$29,846	$767,127	$36,146
For the six months ended June 30, 2026, Natixis Distribution refunded Income Fund $6,301 of prior year Admin Class service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
51 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
For the six months ended June 30, 2026, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Income Fund	$913,393
Investment Grade Fixed Income Fund	37,977
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2026, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for Income Fund were $1,492,769.
As of June 30, 2026, Income Fund owes Natixis Distribution $37,535 in reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor).
Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
f. Affiliated Ownership. As of June 30, 2026, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Income Fund representing 0.66% of the Fund's net assets.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Income Fund attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
| 52

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
For the six months ended June 30, 2026, Income Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Income Fund	$1,314,378	$260,533	$12,271	$6,975
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2026, neither Fund had borrowings under this agreement.
10.Risk. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of June 30, 2026, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Investment Grade Fixed Income Fund	8	77.77%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
53 |

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	21,184,732	$256,884,704	37,940,481	$456,341,058
Issued in connection with the reinvestment of distributions	5,951,804	71,937,163	11,235,736	134,846,383
Redeemed	(26,773,220)	(325,233,662)	(61,344,059)	(736,843,795)
Net change	363,316	$3,588,205	(12,167,842)	$(145,656,354)
Retail Class
Issued from the sale of shares	2,035,662	$24,568,792	5,162,957	$61,514,838
Issued in connection with the reinvestment of distributions	1,228,371	14,744,451	2,375,717	28,308,066
Redeemed	(5,781,352)	(69,664,430)	(12,401,144)	(147,815,457)
Net change	(2,517,319)	$(30,351,187)	(4,862,470)	$(57,992,553)
Admin Class
Issued from the sale of shares	364,551	$4,376,542	747,950	$8,877,950
Issued in connection with the reinvestment of distributions	57,384	686,106	98,219	1,166,378
Redeemed	(365,167)	(4,387,004)	(840,177)	(9,942,746)
Net change	56,768	$675,644	5,992	$101,582
Class N
Issued from the sale of shares	5,189,933	$62,947,148	10,085,481	$120,454,912
Issued in connection with the reinvestment of distributions	1,072,833	12,946,960	1,825,839	21,885,018
Redeemed	(3,448,885)	(41,709,706)	(7,482,089)	(89,875,630)
Net change	2,813,881	$34,184,402	4,429,231	$52,464,300
Increase (decrease) from capital share transactions	716,646	$8,097,064	(12,595,089)	$(151,083,025)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investment Grade Fixed Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	7,290	$75,000	2,488,167	$25,825,202
Issued in connection with the reinvestment of distributions	477,750	4,940,015	1,025,467	10,660,359
Redeemed	(1,401,330)	(14,725,765)	(7,021,390)	(72,937,492)
Net change	(916,290)	$(9,710,750)	(3,507,756)	$(36,451,931)
Decrease from capital share transactions	(916,290)	$(9,710,750)	(3,507,756)	$(36,451,931)
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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements for no longer than an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2026. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, privacy, fund marketing and fund names, and anti-money laundering, as well as monitoring proposed rules.
55 |

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange certain classes of shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that through December 31, 2025, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Income Fund	31%	53%	68%
Loomis Sayles Investment Grade Fixed Income Fund	49%	16%	13%
In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Fund’s Agreement. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were consistent with the Fund’s investment objective and policies; (2) that the Fund’s shorter-term (one-year) performance was stronger relative to its category; and (3) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category. The Board also considered information about the Fund’s more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that both of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for the Funds under their respective expense limitation agreements. The Trustees also noted that management had proposed to reduce the advisory fee rate at certain breakpoints for Loomis Sayles Income Fund on all share classes, effective as of July 1, 2026. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels
| 56

may differ from current asset levels, particularly in a period of market volatility. The Trustees further noted that Loomis Sayles Investment Grade Fixed Income Fund had a total advisory fee rate that was at the median of its peer group of funds.
The Trustees noted that Loomis Sayles Income Fund had a total advisory fee rate that was above the median of its peer group of funds. In this regard, the Trustees considered the factors that management believed justified such a relatively higher advisory fee rate, including: (1) that the advisory fee was only three basis points higher than the median of the peer group of funds for Loomis Sayles Income Fund; and (2) that management had proposed to reduce the advisory fee rate at certain breakpoints of Loomis Sayles Income Fund effective July 1, 2026, which is expected to reduce the effective advisory fee rate by approximately one basis point.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that the Loomis Sayles Income Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also noted that management had proposed to reduce the advisory fee rate at certain breakpoints for Loomis Sayles Income Fund, effective as of July 1, 2026. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
Other Factors. The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability and conflicts, cybersecurity incidents and threats to information systems, including as a result of the proliferation of artificial intelligence, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements (with respect to Loomis Sayles Income Fund, reflecting the reduction in the advisory fee schedule at certain breakpoints described above) should be continued through June 30, 2027.
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LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
˃To learn more about Loomis Sayles Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/31/2027
M-LSIF2SA-0626
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By: /s/ Kevin P. Charleston

Name:	Kevin P. Charleston
Title:	President and Chief Executive Officer
Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kevin P. Charleston

Name:	Kevin P. Charleston
Title:	President and Chief Executive Officer
Date:	August 27, 2026

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 27, 2026